UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Strategic Real Return
Fund

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelies") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class A
Actual	$ 1,000.00	$ 1,024.70	$ 5.16
HypotheticalA	$ 1,000.00	$ 1,019.90	$ 5.15
Class T
Actual	$ 1,000.00	$ 1,024.40	$ 5.06
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class B
Actual	$ 1,000.00	$ 1,021.10	$ 8.54
HypotheticalA	$ 1,000.00	$ 1,016.55	$ 8.52
Class C
Actual	$ 1,000.00	$ 1,020.70	$ 9.04
HypotheticalA	$ 1,000.00	$ 1,016.05	$ 9.02
Strategic Real Return
Actual	$ 1,000.00	$ 1,026.00	$ 3.70
HypotheticalA	$ 1,000.00	$ 1,021.35	$ 3.69
Institutional Class
Actual	$ 1,000.00	$ 1,025.60	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.20	$ 3.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.02%
Class T	1.00%
Class B	1.69%
Class C	1.79%
Strategic Real Return	.73%
Institutional Class	.76%

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Holdings Distribution (% of fund's net assets)
	As of March 31, 2008	As of September 30, 2007
Commodity-Linked Notes and Related Investments *	22.4%	26.0%
Inflation-Protected Securities and Related Investments (dagger)	29.6%	29.9%
Floating Rate High Yield	23.9%	22.1%
Real Estate Investments	19.2%	18.5%
Cash & Cash Equivalents	4.1%	2.8%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio includes a related investment in the Fidelity Ultra-Short Central Fund and other cash equivalents to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

(dagger) Includes Fidelity Ultra-Short Central Fund held in connection with derivative instruments.

Quality Diversification (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
U.S. Government and U.S. Government Agency Obligations 27.8%	U.S. Government and U.S. Government Agency Obligations 27.3%
AAA 3.1%	AAA 7.3%
AA 0.5%	AA 2.4%
A 1.9%	A 2.0%
BBB 4.5%	BBB 7.1%
BB and Below 22.4%	BB and Below 21.0%
Structured Notes (including Commodity- Linked Notes) 2.4%	Structured Notes (including Commodity- Linked Notes) 9.9%
Not Rated 12.8%	Not Rated 4.6%
Equities 14.0%	Equities 11.4%
Short-Term Investments and Net Other Assets 13.0%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Stocks 13.9%		Stocks 11.4%
	U.S. Government and U.S. Government Agency Obligations 27.8%		U.S. Government and U.S. Government Agency Obligations 27.3%
	Corporate Bonds 6.2%		Corporate Bonds 8.2%
	Asset-Backed Securities 4.0%		Asset-Backed Securities 8.3%
	Structured Notes (including Commodity- Linked Notes) 9.1%		Structured Notes (including Commodity- Linked Notes) 9.9%
	Floating Rate Loans 21.7%		Floating Rate Loans 20.7%
	CMOs and Other Mortgage Related Securities 3.9%		CMOs and Other Mortgage Related Securities 6.6%
	Other Investments 0.3%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 13.1%		Short-Term Investments and Net Other Assets 7.0%
* Foreign investments	5.7%	** Foreign investments	7.6%
* Futures and Swaps	2.4%	** Futures and Swaps	3.7%
* U.S. Treasury Inflation-Indexed Securities	27.6%	** U.S. Treasury Inflation-Indexed Securities	26.5%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008

Showing Percentage of Net Assets

Corporate Bonds - 3.6%
		Principal Amount (c)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
American Financial Realty Trust 4.375% 7/15/24		$ 10,510,000	$ 10,510,000
Anthracite Capital, Inc. 11.75% 9/1/27 (d)		2,200,000	1,838,100
BioMed Realty LP 4.5% 10/1/26 (d)		3,000,000	2,664,000
CapLease, Inc. 7.5% 10/1/27 (d)		3,540,000	2,936,430
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	1,065,710
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	3,045,440
Washington (REIT) 3.875% 9/15/26		750,000	694,875
			22,754,555
Nonconvertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (e)		1,500,000	1,481,250
Host Marriott LP 7% 8/15/12		1,800,000	1,755,000
Landry's Restaurants, Inc. 9.5% 12/15/14		1,700,000	1,657,500
			4,893,750
Household Durables - 0.5%
Beazer Homes USA, Inc.:
8.125% 6/15/16		2,000,000	1,480,000
8.375% 4/15/12		400,000	302,000
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	890,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	264,000
6.25% 1/15/16		700,000	483,000
7.5% 5/15/16		500,000	340,000
7.75% 5/15/13		5,800,000	3,016,000
KB Home:
5.875% 1/15/15		1,500,000	1,297,500
6.25% 6/15/15		5,100,000	4,519,875
7.75% 2/1/10		1,700,000	1,657,500
Kimball Hill, Inc. 10.5% 12/15/12		4,445,000	666,750
Lennar Corp. 5.5% 9/1/14		4,000,000	3,040,000
M/I Homes, Inc. 6.875% 4/1/12		2,600,000	2,223,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,590,000
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	945,931
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley-Martin Communities LLC 9.75% 8/15/15		$ 6,300,000	$ 2,835,000
Toll Brothers, Inc. 8.25% 2/1/11		1,000,000	912,500
			27,463,056
TOTAL CONSUMER DISCRETIONARY			32,356,806
FINANCIALS - 2.5%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (e)		3,175,000	2,908,723
Real Estate Investment Trusts - 2.2%
AMB Property LP 3.5% 3/1/09		3,000,000	2,978,952
Arden Realty LP 5.2% 9/1/11		500,000	524,300
AvalonBay Communities, Inc. 5.5% 1/15/12		1,000,000	990,392
Brandywine Operating Partnership LP:
4.5% 11/1/09		840,000	784,649
6% 4/1/16		1,000,000	845,208
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,510,571
Camden Property Trust 4.7% 7/15/09		2,500,000	2,482,708
Colonial Realty LP 6.05% 9/1/16		1,000,000	819,605
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	388,774
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,970,070
5.375% 10/15/12		500,000	466,939
Duke Realty LP 7.75% 11/15/09		1,000,000	1,036,120
Equity One, Inc.:
6% 9/15/16		1,000,000	909,825
6.25% 1/15/17		1,000,000	900,053
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	691,100
6% 3/1/15		1,500,000	1,322,127
6% 1/30/17		1,000,000	816,444
6.3% 9/15/16		4,500,000	3,851,181
Health Care REIT, Inc. 6.2% 6/1/16		4,500,000	3,916,526
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		$ 500,000	$ 464,427
8.125% 5/1/11		1,608,000	1,719,989
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,600,000
HMB Capital Trust V 6.4% 12/15/36 (b)(d)(e)		4,300,000	43,000
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,235,023
6.7% 1/15/18		1,000,000	856,593
6.75% 2/15/13		1,250,000	1,228,968
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,910,000
HRPT Properties Trust:
3.4% 3/16/11 (e)		2,000,000	1,933,926
6.25% 6/15/17		1,865,000	1,608,191
6.5% 1/15/13		1,000,000	1,001,438
6.65% 1/15/18		1,000,000	864,759
iStar Financial, Inc.:
3.14% 9/15/09 (e)		1,000,000	801,733
3.35% 3/16/09 (e)		1,000,000	891,952
5.125% 4/1/11		2,750,000	2,117,500
5.375% 4/15/10		1,500,000	1,185,000
5.8% 3/15/11		3,000,000	2,340,000
Kimco Realty Corp. 6.875% 2/10/09		3,000,000	3,036,117
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,959,930
Nationwide Health Properties, Inc.:
6% 5/20/15		230,000	225,690
6.25% 2/1/13		2,000,000	2,035,680
6.5% 7/15/11		3,500,000	3,651,463
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,648,000
7% 1/15/16		1,658,000	1,575,100
ProLogis Trust 7.1% 4/15/08		1,500,000	1,500,909
Reckson Operating Partnership LP 7.75% 3/15/09		1,000,000	991,310
Rouse Co. 8% 4/30/09		3,000,000	2,929,851
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		5,500,000	4,785,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	6,730,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		$ 3,000,000	$ 3,031,377
7.75% 2/22/11		1,000,000	1,099,181
Simon Property Group LP:
5.375% 8/28/08		3,000,000	3,002,814
7% 6/15/28 (e)		960,000	972,243
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,205,817
UDR, Inc. 5.5% 4/1/14		2,000,000	1,925,910
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,511,378
Ventas Realty LP:
6.5% 6/1/16		3,160,000	3,073,100
6.625% 10/15/14		7,775,000	7,638,938
6.75% 6/1/10		2,400,000	2,358,000
6.75% 4/1/17		2,000,000	1,950,000
8.75% 5/1/09		1,920,000	1,948,800
9% 5/1/12		6,900,000	7,262,250
Western Investment Real Estate Trust 7.2% 9/15/08		500,000	505,347
			125,562,373
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,125,300
8.125% 6/1/12		1,000,000	975,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,828,089
6.625% 3/15/12		3,000,000	3,048,339
First Industrial LP 5.75% 1/15/16		1,000,000	868,784
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	2,885,943
			10,731,455
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (d)		4,750,000	4,108,750
TOTAL FINANCIALS			143,311,301
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 1,300,000	$ 1,365,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,844,525
			4,209,525
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,071,174
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. 7.125% 10/15/12		3,000,000	3,067,500
TOTAL NONCONVERTIBLE BONDS			185,016,306
TOTAL CORPORATE BONDS (Cost $230,297,547)			207,770,861
U.S. Treasury Inflation Protected Obligations - 27.6%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		31,229,400	30,651,250
2% 1/15/26		113,696,560	117,004,050
2.375% 1/15/25		100,873,065	109,549,240
3.625% 4/15/28		30,142,035	38,995,343
3.875% 4/15/29		33,763,677	45,538,716
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		20,225,033	20,694,505
1.625% 1/15/15		49,206,620	52,116,817
1.625% 1/15/18		28,207,200	29,591,058
1.875% 7/15/13		82,596,589	89,028,742
1.875% 7/15/15		48,435,293	52,188,887
2% 4/15/12		99,479,826	107,065,751
2% 1/15/14		125,852,205	136,151,429
2% 7/15/14		76,582,692	83,056,909
2% 1/15/16		62,045,306	67,241,385
2.375% 4/15/11		58,693,056	63,037,997
2.375% 1/15/17		29,564,190	32,954,704
2.375% 1/15/27		163,780,380	178,336,652
2.5% 7/15/16		47,548,865	53,503,828
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
2.625% 7/15/17		$ 84,518,070	$ 96,177,088
3% 7/15/12		91,045,419	102,006,193
3.375% 1/15/12		51,666,703	58,141,738
3.5% 1/15/11		13,823,640	15,283,786
4.25% 1/15/10		2,659,328	2,884,534
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,462,811,343)			1,581,200,602
U.S. Government Agency - Mortgage Securities - 0.2%

Fannie Mae - 0.1%
4.755% 9/1/36 (e)		1,938,941	1,950,590
4.853% 9/1/34 (e)		929,216	941,885
6.398% 7/1/36 (e)		3,717,941	3,844,585
TOTAL FANNIE MAE			6,737,060
Freddie Mac - 0.1%
5.939% 1/1/37 (e)		4,965,662	5,072,289
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,803,743)			11,809,349
Asset-Backed Securities - 0.3%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		3,000,000	2,516,730
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 3.2988% 11/25/34 (e)		105,000	72,344
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.3488% 12/25/46 (d)(e)		750,000	165,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,125,000
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	2,008,366
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		500,000	269,383
Fairfield Street Solar Corp. Series 2004-1A Class E1, 6.455% 11/28/39 (d)(e)		850,000	284,656
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.2488% 9/25/46 (d)(e)		750,000	225,000
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		$ 750,000	$ 3,750
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 2.6988% 7/25/36 (e)		1,214,995	1,201,326
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	2,756,250
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	6,244
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,596,000
N-Star Real Estate CDO Ltd. Series 1A Class B1, 4.765% 8/28/38 (d)(e)		4,090,000	3,374,250
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		628,170	359,824
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 4.1% 12/15/26 (d)(e)		1,500,000	618,313
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 5.0988% 3/25/36 (d)(e)		100,000	6,631
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 5.745% 2/5/36 (d)(e)		250,000	37,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 5.02% 11/21/40 (d)(e)		1,500,000	828,301
TOTAL ASSET-BACKED SECURITIES (Cost $23,258,853)			17,460,312
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.4005% 11/25/33 (e)		664,496	635,259
Series 2004-D Class 2A1, 3.6169% 5/25/34 (e)		205,420	200,322
Series 2005-H Class 1A1, 4.9207% 9/25/35 (e)		213,370	204,067
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 2A1, 4.1363% 2/25/37 (e)		4,732,842	4,557,214
Class 5A1, 4.1695% 2/25/37 (e)		2,136,254	2,089,787
Series 2007-A2 Class 2A1, 4.2369% 7/25/37 (e)		885,322	858,762
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	17,400
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		143,122	34,336
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7103% 1/25/19 (d)(e)		95,779	38,311
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2003-J15: - continued
Class B4, 4.7103% 1/25/19 (d)(e)		$ 191,557	$ 139,007
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (d)(e)		1,500,000	1,496,971
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7545% 11/25/33 (e)		3,163,057	2,879,014
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		1,935,000	1,787,799
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 5.0675% 12/15/37 (d)(e)		477,265	238,766
Series 2006-B Class B6, 4.5175% 6/15/38 (d)(e)		988,599	445,327
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 6.1581% 9/10/37 (d)(e)		144,540	83,264
Series 2005-D Class B7, 7.0675% 12/15/37 (d)(e)		286,359	132,726
Series 2006-A Class B7, 6.3175% 3/15/38 (d)(e)		729,441	374,548
Series 2006-B Class B7, 6.6675% 7/15/38 (d)(e)		988,599	401,241
Series 2007-A Class BB, 6.1675% 2/15/39 (d)(e)		794,310	200,202
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Class A9, 4.5547% 11/25/34 (e)		9,295,000	8,190,754
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,564,709)			25,005,077
Commercial Mortgage Securities - 0.9%

Asset Securitization Corp. Series 1997-MD7 Class A4, 8.1667% 1/13/30 (e)		499,608	497,664
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 4.8175% 3/15/22 (d)(e)		800,000	664,000
Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4725% 12/25/33 (e)		3,471,913	3,241,375
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)	CAD	1,605,000	887,159
Class G, 5.01% 5/15/44 (e)	CAD	351,000	170,447
Class H, 5.01% 5/15/44 (e)	CAD	235,000	105,780
Class J, 5.01% 5/15/44 (e)	CAD	235,000	94,053
Class K, 5.01% 5/15/44 (e)	CAD	118,000	42,215
Class L, 5.01% 5/15/44 (e)	CAD	421,000	142,675
Class M, 5.01% 5/15/44 (e)	CAD	1,927,737	452,772
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,676,180
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 4.2945% 5/15/23 (d)(e)		$ 3,757,000	$ 3,118,310
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	482,810
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,553,734
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1367% 12/10/35 (d)(e)		1,207,000	1,100,615
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		1,000,000	946,540
Class F, 6.376% 12/15/14 (d)		800,000	738,000
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		930,000	845,305
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,440,380
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (e)		100,569	101,323
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,500,000	2,248,279
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		2,720,000	2,638,825
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,106,886
Class K, 7% 3/15/33 (d)		1,000,000	900,781
Series 1997-C2 Class G, 6.75% 4/15/29 (e)		1,000,000	662,813
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,000,000	919,625
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 4.38% 3/1/20 (d)(e)		2,800,000	2,422,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.7135% 5/12/34 (d)(e)		2,000,000	1,845,177
Class F, 7.1055% 5/12/34 (d)(e)		1,700,000	1,570,902
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,845,448	1,841,903
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (d)		1,350,000	1,282,500
Class I11, 7.72% 7/26/08 (d)		751,000	698,430
Class I12, 7.72% 7/26/08 (d)		750,000	684,375
Class I9, 7.72% 7/26/08 (d)		1,149,200	1,091,740
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	496,826
Class F, 10.813% 5/20/44 (d)		400,000	318,140
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,035,144
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
TERRA LNR I Series 2006 1A, Class E 4.4875% 6/15/17 (d)(e)		$ 373,906	$ 351,472
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,781,940
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 3.3925% 9/15/09 (d)(e)		1,800,000	1,612,867
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 3.2513% 7/15/42 (e)		4,244,113	4,042,823
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (d)(e)		3,000,000	1,242,415
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $57,206,214)			50,097,200
Common Stocks - 12.3%
	Shares
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	126,900	3,843,801
Red Lion Hotels Corp. (a)	101,000	864,560
Starwood Hotels & Resorts Worldwide, Inc.	230,990	11,953,733
		16,662,094
Household Durables - 0.1%
Centex Corp.	78,400	1,898,064
KB Home	79,898	1,975,878
		3,873,942
TOTAL CONSUMER DISCRETIONARY		20,536,036
FINANCIALS - 11.7%
Real Estate Investment Trusts - 11.3%
Acadia Realty Trust (SBI)	123,600	2,984,940
Alexandria Real Estate Equities, Inc.	232,000	21,511,040
AMB Property Corp. (SBI)	51,700	2,813,514
American Campus Communities, Inc.	132,600	3,627,936
Annaly Capital Management, Inc.	818,500	12,539,420
Anworth Mortgage Asset Corp.	500,000	3,065,000
Apartment Investment & Management Co. Class A	527,279	18,881,861
AvalonBay Communities, Inc.	152,100	14,680,692
Boston Properties, Inc.	269,200	24,785,244
BRE Properties, Inc.	163,700	7,458,172
Camden Property Trust (SBI)	29,143	1,462,979
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CapLease, Inc.	379,600	$ 2,949,492
Cedar Shopping Centers, Inc.	74,600	871,328
Corporate Office Properties Trust (SBI)	367,818	12,362,363
Cousins Properties, Inc.	31,300	773,423
Cypress Sharpridge Investments, Inc. (d)	601,250	3,463,200
DCT Industrial Trust, Inc.	1,027,400	10,232,904
Developers Diversified Realty Corp.	451,800	18,921,384
Digital Realty Trust, Inc.	97,600	3,464,800
EastGroup Properties, Inc.	6,600	306,636
Equity Lifestyle Properties, Inc.	54,000	2,665,980
Equity Residential (SBI)	440,700	18,284,643
Federal Realty Investment Trust (SBI)	32,600	2,541,170
General Growth Properties, Inc.	1,118,100	42,677,877
GMH Communities Trust	41,600	361,088
HCP, Inc.	620,200	20,968,962
Healthcare Realty Trust, Inc.	421,091	11,011,530
Highwoods Properties, Inc. (SBI)	739,713	22,982,883
Home Properties, Inc.	431,300	20,698,087
Host Hotels & Resorts, Inc.	731,647	11,647,820
Inland Real Estate Corp.	1,190,800	18,112,068
Kilroy Realty Corp.	223,500	10,976,085
Kimco Realty Corp.	473,420	18,543,861
LaSalle Hotel Properties (SBI)	677,200	19,455,956
LTC Properties, Inc.	47,900	1,231,509
Medical Properties Trust, Inc.	133,200	1,507,824
MFA Mortgage Investments, Inc.	977,200	6,156,360
National Retail Properties, Inc.	28,500	628,425
Nationwide Health Properties, Inc.	56,500	1,906,875
Pennsylvania Real Estate Investment Trust (SBI)	180,200	4,395,078
Post Properties, Inc.	139,700	5,395,214
Potlatch Corp.	14,800	610,796
ProLogis Trust	746,000	43,909,560
Public Storage	508,400	45,054,408
Simon Property Group, Inc.	571,700	53,116,647
SL Green Realty Corp.	291,100	23,715,917
Tanger Factory Outlet Centers, Inc.	431,300	16,592,111
U-Store-It Trust	193,200	2,188,956
UDR, Inc.	222,900	5,465,508
Unibail-Rodamco	14,600	3,756,983
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	350,000	$ 15,718,500
Vornado Realty Trust	287,100	24,750,891
		644,185,900
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	842,500	16,268,678
CB Richard Ellis Group, Inc. Class A (a)	194,800	4,215,472
Meruelo Maddux Properties, Inc.	133,120	338,125
Norwegian Property ASA	284,900	2,461,436
The St. Joe Co.	18,600	798,498
		24,082,209
TOTAL FINANCIALS		668,268,109
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	106,800	2,552,520
Capital Senior Living Corp. (a)	173,000	1,392,650
Emeritus Corp. (a)	396,341	8,267,673
Sun Healthcare Group, Inc. (a)	122,000	1,603,080
		13,815,923
TOTAL COMMON STOCKS (Cost $725,541,690)		702,620,068
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	2,120,640
Lexington Corporate Properties Trust Series C 6.50%	33,800	1,259,050
		3,379,690
Nonconvertible Preferred Stocks - 1.6%
FINANCIALS - 1.6%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	29,325
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Red Lion Hotels Capital Trust 9.50%	138,465	$ 3,461,625
W2007 Grace Acquisition I, Inc. Series B, 8.75%	7,600	104,263
		3,595,213
Insurance - 0.0%
Hilltop Holdings, Inc. Series A, 8.25%	80,700	1,697,928
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	52,200	1,330,056
AMB Property Corp. Series O, 7.00%	1,000	23,500
American Home Mtg Investment Corp.:
Series A, 9.375%	81,500	1,223
Series B, 9.25%	233,544	1,168
Annaly Capital Management, Inc. Series A, 7.875%	190,500	4,000,500
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,718,700
Apartment Investment & Management Co.:
Series G, 9.375%	40,000	979,600
Series T, 8.00%	80,000	1,823,200
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	185,000
AvalonBay Communities, Inc. Series H, 8.70%	2,850	72,618
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	444,000
CapLease, Inc. Series A, 8.125%	20,000	421,000
Cedar Shopping Centers, Inc. 8.875%	15,000	346,800
CenterPoint Properties Trust Series D, 5.377%	5,280	4,224,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,183,800
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,682,744
Series B, 7.50%	43,159	882,602
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	39,300	943,200
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,069,100
Series B, 7.875%	36,100	776,150
Duke Realty LP 8.375%	100,000	2,460,000
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	71,300	641,700
EastGroup Properties, Inc. Series D, 7.95%	85,068	2,054,392
Equity Residential (depositary shares) Series N, 6.48%	1,200	26,316
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	786,000
Glimcher Realty Trust Series F, 8.75%	30,000	559,500
Gramercy Capital Corp. Series A, 8.125%	40,000	730,000
Hersha Hospitality Trust Series A, 8.00%	40,000	840,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HomeBanc Mortgage Corp. Series A, 10.00%	213,315	$ 6,399
Hospitality Properties Trust:
Series B, 8.875%	259,125	6,167,175
Series C, 7.00%	65,000	1,267,500
HRPT Properties Trust Series B, 8.75%	11,666	279,517
Innkeepers USA Trust Series C, 8.00%	198,000	2,475,000
Kimco Realty Corp. Series G, 7.75%	137,000	3,260,600
LaSalle Hotel Properties:
Series E, 8.00%	86,400	1,877,472
Series G, 7.25%	42,640	831,480
LBA Realty Fund II Series B, 7.625%	146,695	2,493,815
Lexington Corporate Properties Trust Series B, 8.05%	60,000	1,275,000
Lexington Realty Trust 7.55%	40,000	756,000
LTC Properties, Inc. Series F, 8.00%	95,800	2,316,444
MFA Mortgage Investments, Inc. Series A, 8.50%	292,800	6,148,800
Mid-America Apartment Communities, Inc. Series H, 8.30%	45,100	1,093,675
Newcastle Investment Corp.:
Series B, 9.75%	151,900	2,172,170
Series D, 8.375%	71,300	873,425
NorthStar Realty Finance Corp. Series A 8.75%	15,000	211,500
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	2,000,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	328,692
Series P, 6.70%	65,000	1,300,650
Public Storage:
Series I, 7.25%	31,655	756,871
Series K, 7.25%	80,000	1,895,200
Series N, 7.00%	40,000	912,000
Realty Income Corp.:
6.75%	4,500	94,995
8.25%	100	2,549
Saul Centers, Inc.:
8.00%	45,000	1,102,500
Series B (depositary shares) 9.00%	20,000	500,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	2,280,000
Series C, 8.25%	60,000	1,117,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc. Series A, 8.00%	15,000	$ 281,250
Taubman Centers, Inc. Series G, 8.00%	20,000	464,600
		81,749,948
Thrifts & Mortgage Finance - 0.1%
Fannie Mae Series S, 8.25%	80,000	1,924,000
Freddie Mac Series Z, 8.375%	80,000	1,952,000
		3,876,000
TOTAL FINANCIALS		90,919,089
TOTAL PREFERRED STOCKS (Cost $121,405,823)		94,298,779
Floating Rate Loans - 0.5%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 6.38% 10/23/08 (e)	$ 1,317,721	1,265,012
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 8.27% 7/31/12 (e)	2,985,000	2,656,650
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 5.09% 10/27/13 (e)	508,578	483,149
Toys 'R' US, Inc. term loan 6.26% 12/9/08 (e)	8,000,000	7,120,000
		7,603,149
TOTAL CONSUMER DISCRETIONARY		11,524,811
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC:
Tranche 2LN, term loan 8.75% 2/27/14 (e)	2,120,000	636,000
Tranche B 1LN, term loan 9% 2/27/13 (e)	3,415,250	2,476,056
		3,112,056
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 5.02% 12/16/10 (e)	1,465,131	1,369,898
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc. Tranche A1, term loan 4.3% 2/24/10 (e)	$ 2,092,105	$ 1,757,368
Spirit Finance Corp. term loan 6.2394% 8/1/13 (e)	1,000,000	740,000
		3,867,266
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 5.33% 1/1/09 (e)	342,567	331,263
Tranche M3, term loan 6.58% 1/1/09 (e)	274,054	265,010
North Las Vegas/Olympia Group Tranche 1, term loan 7.12% 5/9/11 (e)	152,860	117,702
Realogy Corp.:
Tranche B, term loan 7.505% 10/10/13 (e)	2,345,909	1,864,998
Credit-Linked Deposit 7.9663% 10/10/13 (e)	631,591	502,115
Tishman Speyer Properties term loan 4.75% 12/27/12 (e)	460,000	381,800
		3,462,888
TOTAL FINANCIALS		10,442,210
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (e)	1,984,925	1,826,131
HealthSouth Corp. term loan 5.4994% 3/10/13 (e)	1,679,127	1,548,994
Skilled Healthcare Group, Inc. Tranche 1, term loan 5.24% 6/15/12 (e)	982,323	884,091
		4,259,216
TOTAL FLOATING RATE LOANS (Cost $31,021,125)		26,226,237
Commodity-Linked Notes - 9.5%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	5,317,993
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	1,700,000	2,521,891
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 7,500,000	$ 11,992,421
Master Note, one-month U.S. dollar LIBOR minus .10% due 6/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	14,000,000	21,664,697
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	16,000,000	25,951,921
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	9,500,000	16,541,044
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/12/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,500,000	5,705,284
Master Note, one-month U.S. dollar LIBOR minus .10% due 9/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,300,000	4,924,997
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 1/15/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,600,000	8,851,926
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	5,318,193
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/3/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	15,043,515
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	1,700,000	2,522,458
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	6,100,000	9,434,731
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	4,000,000	6,281,726
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	12,000,000	20,558,309
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 6,000,000	$ 10,242,156
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/12/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	8,000,000	13,042,474
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 9/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,170,000	9,928,303
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR due 1/27/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	5,426,470
Medium Term Note, one-month U.S. dollar LIBOR minus .05% due 11/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	6,974,701
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/16/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	16,670,000	26,884,456
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/28/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	8,466,001
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 9/16/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	18,000,000	26,252,211
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 9/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	12,000,000	16,582,515
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 7/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	24,179,529
Note, one-month U.S. dollar LIBOR minus .03% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	9,000,000	13,929,515
Note, one-month U.S. dollar LIBOR minus .05% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	21,840,000	32,945,857
Note, one-month U.S. dollar LIBOR minus .10% due 1/20/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	29,000,000	34,372,960
Note, one-month U.S. dollar LIBOR minus .10% due 1/21/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	20,000,000	22,938,737
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .08% due 11/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 21,500,000	$ 29,983,297
Note, one-month U.S. dollar LIBOR minus .10% due 6/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	6,670,000	9,954,555
Note, one-month U.S. dollar LIBOR minus .10% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	13,700,000	21,512,048
Note, one-month U.S. dollar LIBOR minus .10% due 6/27/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	14,750,000	23,587,573
Note, one-month U.S. dollar LIBOR minus .10% due 7/24/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	10,000,000	17,294,015
Note, one-month U.S. dollar LIBOR minus .10% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	11,954,174
Note, one-month U.S. dollar LIBOR minus .10% due 9/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,300,000	4,927,547
UBS AG Jersey Branch Note, one-month U.S. dollar LIBOR minus .06% due 12/03/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	10,000,000	13,352,400
TOTAL COMMODITY-LINKED NOTES (Cost $380,500,000)		547,362,600
Fixed-Income Funds - 36.3%
	Shares
Fidelity Floating Rate Central Fund (f)	15,409,246	1,369,419,692
Fidelity Ultra-Short Central Fund (f)	8,677,443	714,066,784
TOTAL FIXED-INCOME FUNDS (Cost $2,352,817,172)		2,083,486,476
Preferred Securities - 0.0%
	Principal Amount (c)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,200,000	$ 1,200
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	198,046
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	1,650,000	132,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	22,000
TOTAL PREFERRED SECURITIES (Cost $7,436,685)		353,246
Cash Equivalents - 6.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $341,955,000)	$ 341,968,903	341,955,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $5,775,619,904)		5,689,645,807
NET OTHER ASSETS - 0.8%		47,357,857
NET ASSETS - 100%		$ 5,737,003,664
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 30.5 basis points with Goldman Sachs	April 2010	$ 20,000,000	$ 1,355,021
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	50,000,000	5,983,326
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	25,000,000	2,923,285
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 31 basis points with Deutsche Bank	Jan. 2010	8,000,000	388,687
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	1,717,593
		$ 123,000,000	$ 12,367,912
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $618,069,845 or 10.8% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$341,955,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 234,034,112
Barclays Capital, Inc.	796,307
Lehman Brothers, Inc.	107,124,581
$ 341,955,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 42,968,525
Fidelity Ultra-Short Central Fund	20,142,208
Total	$ 63,110,733
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,018,434,899	$ 445,844,628	$ -	$ 1,369,419,692	56.9%
Fidelity Ultra- Short Central Fund	895,447,227	20,993,399	87,658,426	714,066,784	10.7%
Total	$ 1,913,882,126	$ 466,838,027	$ 87,658,426	$ 2,083,486,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $341,955,000) - See accompanying schedule: Unaffiliated issuers (cost $3,422,802,732)	$ 3,606,159,331
Fidelity Central Funds (cost $2,352,817,172)	2,083,486,476
Total Investments (cost $5,775,619,904)		$ 5,689,645,807
Foreign currency held at value (cost $24,301)		24,301
Receivable for investments sold		1,380,538
Receivable for fund shares sold		12,162,037
Dividends receivable		3,237,757
Interest receivable		21,211,037
Distributions receivable from Fidelity Central Funds		10,336,714
Swap agreements, at value		12,367,912
Prepaid expenses		10,666
Other receivables		26,156
Total assets		5,750,402,925

Liabilities
Payable to custodian bank	$ 42,211
Payable for investments purchased	6,290,563
Payable for fund shares redeemed	3,445,630
Accrued management fee	2,707,558
Distribution fees payable	44,349
Other affiliated payables	756,266
Other payables and accrued expenses	112,684
Total liabilities		13,399,261

Net Assets		$ 5,737,003,664
Net Assets consist of:
Paid in capital		$ 5,684,550,173
Undistributed net investment income		77,074,523
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,001,855
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(73,622,887)
Net Assets		$ 5,737,003,664

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,904,888 ÷ 4,111,573 shares)	$ 10.19

Maximum offering price per share (100/96.00 of $10.19)	$ 10.61
Class T: Net Asset Value and redemption price per share ($25,845,511 ÷ 2,534,653 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.63
Class B: Net Asset Value and offering price per share ($7,611,162 ÷ 748,235 shares)A	$ 10.17

Class C: Net Asset Value and offering price per share ($32,156,529 ÷ 3,168,332 shares)A	$ 10.15

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($5,157,740,577 ÷ 504,785,514 shares)	$ 10.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($471,744,997 ÷ 46,225,651 shares)	$ 10.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2008

Investment Income
Dividends		$ 12,374,547
Interest		60,241,695
Income from Fidelity Central Funds		63,110,733
Total income		135,726,975

Expenses
Management fee	$ 14,755,041
Transfer agent fees	3,494,661
Distribution fees	233,130
Accounting fees and expenses	687,836
Custodian fees and expenses	39,405
Independent trustees' compensation	10,173
Registration fees	78,496
Audit	69,158
Legal	11,083
Miscellaneous	13,714
Total expenses before reductions	19,392,697
Expense reductions	(183,841)	19,208,856
Net investment income		116,518,119
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,036,191
Fidelity Central Funds	(11,166,789)
Foreign currency transactions	(16,681)
Swap agreements	(770,205)
Total net realized gain (loss)		73,082,516
Change in net unrealized appreciation (depreciation) on: Investment securities	(58,680,164)
Assets and liabilities in foreign currencies	(1,254)
Swap agreements	8,927,211
Total change in net unrealized appreciation (depreciation)		(49,754,207)
Net gain (loss)		23,328,309
Net increase (decrease) in net assets resulting from operations		$ 139,846,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 116,518,119	$ 193,849,132
Net realized gain (loss)	73,082,516	10,736,125
Change in net unrealized appreciation (depreciation)	(49,754,207)	5,182,233
Net increase (decrease) in net assets resulting from operations	139,846,428	209,767,490
Distributions to shareholders from net investment income	(109,103,539)	(154,695,840)
Distributions to shareholders from net realized gain	(35,964,382)	-
Total distributions	(145,067,921)	(154,695,840)
Share transactions - net increase (decrease)	1,131,729,746	1,662,415,864
Redemption fees	50,002	56,510
Total increase (decrease) in net assets	1,126,558,255	1,717,544,024

Net Assets
Beginning of period	4,610,445,409	2,892,901,385
End of period (including undistributed net investment income of $77,074,523 and undistributed net investment income of $69,659,943, respectively)	$ 5,737,003,664	$ 4,610,445,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.212	.473	.524	.031
Net realized and unrealized gain (loss)	.033	.077	(.329)	.119
Total from investment operations	.245	.550	.195	.150
Distributions from net investment income	(.215)	(.400)	(.266)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.285)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 10.19	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	2.47%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02% A	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.02% A	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.02% A	1.01%	.99%	1.00% A
Net investment income	4.19% A	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,905	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.214	.476	.517	.030
Net realized and unrealized gain (loss)	.029	.082	(.325)	.120
Total from investment operations	.243	.558	.192	.150
Distributions from net investment income	(.213)	(.398)	(.263)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.283)	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 10.20	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	2.44%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.00% A	1.00%	1.05%	1.10% A
Net investment income	4.21% A	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,846	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.178	.405	.450	.025
Net realized and unrealized gain (loss)	.032	.072	(.318)	.115
Total from investment operations	.210	.477	.132	.140
Distributions from net investment income	(.180)	(.327)	(.213)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.250)	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 10.17	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	2.11%	4.81%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.69% A	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.69% A	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.69% A	1.69%	1.73%	1.75% A
Net investment income	3.52% A	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,611	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.172	.392	.437	.024
Net realized and unrealized gain (loss)	.033	.080	(.323)	.116
Total from investment operations	.205	.472	.114	.140
Distributions from net investment income	(.175)	(.322)	(.215)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.245)	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 10.15	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	2.07%	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79% A	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.79% A	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.79% A	1.81%	1.84%	1.85% A
Net investment income	3.42% A	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,157	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.227	.504	.544	.028
Net realized and unrealized gain (loss)	.032	.079	(.317)	.122
Total from investment operations	.259	.583	.227	.150
Distributions from net investment income	(.229)	(.423)	(.278)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.299)	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	- I	.001	- I
Net asset value, end of period	$ 10.22	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	2.60%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.73% A	.74%	.80%	.85% A
Expenses net of all reductions	.73% A	.73%	.79%	.85% A
Net investment income	4.49% A	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,157,741	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.225	.500	.540	.032
Net realized and unrealized gain (loss)	.034	.081	(.321)	.118
Total from investment operations	.259	.581	.219	.150
Distributions from net investment income	(.229)	(.421)	(.280)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.299)	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	- I	.001	- I
Net asset value, end of period	$ 10.21	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	2.56%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.76% A	.76%	.82%	.85% A
Expenses net of all reductions	.75% A	.75%	.82%	.85% A
Net investment income	4.46% A	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 471,745	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 327,276,064
Unrealized depreciation	(421,067,613)
Net unrealized appreciation (depreciation)	$ (92,791,549)
Cost for federal income tax purposes	$ 5,782,437,356

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,084,747,511 and $347,978,268, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 39,677	$ 2,920
Class T	0%	.25%	32,426	-
Class B	.65%	.25%	30,880	26,706
Class C	.75%	.25%	130,147	51,560
			$ 233,130	$ 81,186

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,018
Class T	1,620
Class B*	1,791
Class C*	1,747
$ 12,176

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Strategic Real Return. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 26,364.17
Class T	19,181.15
Class B	6,498.19
Class C	24,898.19
Strategic Real Return	3,104,648.13
Institutional Class	313,072.16
	$ 3,494,661

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,324 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6,160 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $695 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized

Semiannual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18,160. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 157,266
Institutional Class	7,720
$ 164,986

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 18% and 18%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 70% of the total outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007
From net investment income
Class A	$ 583,464	$ 674,103
Class T	558,546	1,077,399
Class B	119,522	206,126
Class C	424,332	630,103
Strategic Real Return	99,350,133	143,056,854
Institutional Class	8,067,542	9,051,255
Total	$ 109,103,539	$ 154,695,840
From net realized gain
Class A	$ 209,617	$ -
Class T	175,882	-
Class B	46,275	-
Class C	174,156	-
Strategic Real Return	32,442,296	-
Institutional Class	2,916,156	-
Total	$ 35,964,382	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007	Six months ended March 31, 2008	Year ended September 30, 2007
Class A
Shares sold	1,927,120	1,427,519	$ 19,590,600	$ 14,527,296
Reinvestment of distributions	70,122	58,083	700,563	588,755
Shares redeemed	(368,050)	(325,840)	(3,731,882)	(3,306,878)
Net increase (decrease)	1,629,192	1,159,762	$ 16,559,281	$ 11,809,173
Class T
Shares sold	259,145	1,276,798	$ 2,635,957	$ 13,058,673
Reinvestment of distributions	70,613	102,719	707,175	1,040,978
Shares redeemed	(502,149)	(937,075)	(5,086,833)	(9,489,158)
Net increase (decrease)	(172,391)	442,442	$ (1,743,701)	$ 4,610,493

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007	Six months ended March 31, 2008	Year ended September 30, 2007
Class B
Shares sold	128,298	156,686	$ 1,306,268	$ 1,592,804
Reinvestment of distributions	14,770	18,339	147,690	185,609
Shares redeemed	(63,411)	(103,224)	(640,258)	(1,044,310)
Net increase (decrease)	79,657	71,801	$ 813,700	$ 734,103
Class C
Shares sold	948,357	1,060,968	$ 9,677,267	$ 10,794,640
Reinvestment of distributions	52,647	53,952	525,259	545,361
Shares redeemed	(204,867)	(388,639)	(2,062,743)	(3,949,274)
Net increase (decrease)	796,137	726,281	$ 8,139,783	$ 7,390,727
Strategic Real Return
Shares sold	97,730,545	155,158,437	$ 988,977,590	$ 1,582,299,618
Reinvestment of distributions	13,028,652	13,907,648	130,489,728	141,217,832
Shares redeemed	(16,796,203)	(25,104,410)	(170,265,223)	(255,135,649)
Net increase (decrease)	93,962,994	143,961,675	$ 949,202,095	$ 1,468,381,801
Institutional Class
Shares sold	19,447,307	17,842,371	$ 196,011,936	$ 182,066,109
Reinvestment of distributions	1,081,173	876,168	10,807,408	8,891,699
Shares redeemed	(4,739,522)	(2,104,850)	(48,060,756)	(21,468,241)
Net increase (decrease)	15,788,958	16,613,689	$ 158,758,588	$ 169,489,567

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of March 31, 2008, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2008 and for the year ended September 30, 2007, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2008 and for the year ended September 30, 2007, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 23, 2008

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Geode Capital Management, LLC

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Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

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Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

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Fidelity Advisor
Strategic Real Return
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

March 31, 2008

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class A
Actual	$ 1,000.00	$ 1,024.70	$ 5.16
HypotheticalA	$ 1,000.00	$ 1,019.90	$ 5.15
Class T
Actual	$ 1,000.00	$ 1,024.40	$ 5.06
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class B
Actual	$ 1,000.00	$ 1,021.10	$ 8.54
HypotheticalA	$ 1,000.00	$ 1,016.55	$ 8.52
Class C
Actual	$ 1,000.00	$ 1,020.70	$ 9.04
HypotheticalA	$ 1,000.00	$ 1,016.05	$ 9.02
Strategic Real Return
Actual	$ 1,000.00	$ 1,026.00	$ 3.70
HypotheticalA	$ 1,000.00	$ 1,021.35	$ 3.69
Institutional Class
Actual	$ 1,000.00	$ 1,025.60	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.20	$ 3.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.02%
Class T	1.00%
Class B	1.69%
Class C	1.79%
Strategic Real Return	.73%
Institutional Class	.76%

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Holdings Distribution (% of fund's net assets)
	As of March 31, 2008	As of September 30, 2007
Commodity-Linked Notes and Related Investments *	22.4%	26.0%
Inflation-Protected Securities and Related Investments (dagger)	29.6%	29.9%
Floating Rate High Yield	23.9%	22.1%
Real Estate Investments	19.2%	18.5%
Cash & Cash Equivalents	4.1%	2.8%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio includes a related investment in the Fidelity Ultra-Short Central Fund and other cash equivalents to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

(dagger) Includes Fidelity Ultra-Short Central Fund held in connection with derivative instruments.

Quality Diversification (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
U.S. Government and U.S. Government Agency Obligations 27.8%	U.S. Government and U.S. Government Agency Obligations 27.3%
AAA 3.1%	AAA 7.3%
AA 0.5%	AA 2.4%
A 1.9%	A 2.0%
BBB 4.5%	BBB 7.1%
BB and Below 22.4%	BB and Below 21.0%
Structured Notes (including Commodity- Linked Notes) 2.4%	Structured Notes (including Commodity- Linked Notes) 9.9%
Not Rated 12.8%	Not Rated 4.6%
Equities 14.0%	Equities 11.4%
Short-Term Investments and Net Other Assets 13.0%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Stocks 13.9%		Stocks 11.4%
	U.S. Government and U.S. Government Agency Obligations 27.8%		U.S. Government and U.S. Government Agency Obligations 27.3%
	Corporate Bonds 6.2%		Corporate Bonds 8.2%
	Asset-Backed Securities 4.0%		Asset-Backed Securities 8.3%
	Structured Notes (including Commodity- Linked Notes) 9.1%		Structured Notes (including Commodity- Linked Notes) 9.9%
	Floating Rate Loans 21.7%		Floating Rate Loans 20.7%
	CMOs and Other Mortgage Related Securities 3.9%		CMOs and Other Mortgage Related Securities 6.6%
	Other Investments 0.3%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 13.1%		Short-Term Investments and Net Other Assets 7.0%
* Foreign investments	5.7%	** Foreign investments	7.6%
* Futures and Swaps	2.4%	** Futures and Swaps	3.7%
* U.S. Treasury Inflation-Indexed Securities	27.6%	** U.S. Treasury Inflation-Indexed Securities	26.5%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008

Showing Percentage of Net Assets

Corporate Bonds - 3.6%
		Principal Amount (c)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
American Financial Realty Trust 4.375% 7/15/24		$ 10,510,000	$ 10,510,000
Anthracite Capital, Inc. 11.75% 9/1/27 (d)		2,200,000	1,838,100
BioMed Realty LP 4.5% 10/1/26 (d)		3,000,000	2,664,000
CapLease, Inc. 7.5% 10/1/27 (d)		3,540,000	2,936,430
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	1,065,710
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	3,045,440
Washington (REIT) 3.875% 9/15/26		750,000	694,875
			22,754,555
Nonconvertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (e)		1,500,000	1,481,250
Host Marriott LP 7% 8/15/12		1,800,000	1,755,000
Landry's Restaurants, Inc. 9.5% 12/15/14		1,700,000	1,657,500
			4,893,750
Household Durables - 0.5%
Beazer Homes USA, Inc.:
8.125% 6/15/16		2,000,000	1,480,000
8.375% 4/15/12		400,000	302,000
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	890,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	264,000
6.25% 1/15/16		700,000	483,000
7.5% 5/15/16		500,000	340,000
7.75% 5/15/13		5,800,000	3,016,000
KB Home:
5.875% 1/15/15		1,500,000	1,297,500
6.25% 6/15/15		5,100,000	4,519,875
7.75% 2/1/10		1,700,000	1,657,500
Kimball Hill, Inc. 10.5% 12/15/12		4,445,000	666,750
Lennar Corp. 5.5% 9/1/14		4,000,000	3,040,000
M/I Homes, Inc. 6.875% 4/1/12		2,600,000	2,223,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,590,000
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	945,931
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley-Martin Communities LLC 9.75% 8/15/15		$ 6,300,000	$ 2,835,000
Toll Brothers, Inc. 8.25% 2/1/11		1,000,000	912,500
			27,463,056
TOTAL CONSUMER DISCRETIONARY			32,356,806
FINANCIALS - 2.5%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (e)		3,175,000	2,908,723
Real Estate Investment Trusts - 2.2%
AMB Property LP 3.5% 3/1/09		3,000,000	2,978,952
Arden Realty LP 5.2% 9/1/11		500,000	524,300
AvalonBay Communities, Inc. 5.5% 1/15/12		1,000,000	990,392
Brandywine Operating Partnership LP:
4.5% 11/1/09		840,000	784,649
6% 4/1/16		1,000,000	845,208
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,510,571
Camden Property Trust 4.7% 7/15/09		2,500,000	2,482,708
Colonial Realty LP 6.05% 9/1/16		1,000,000	819,605
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	388,774
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,970,070
5.375% 10/15/12		500,000	466,939
Duke Realty LP 7.75% 11/15/09		1,000,000	1,036,120
Equity One, Inc.:
6% 9/15/16		1,000,000	909,825
6.25% 1/15/17		1,000,000	900,053
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	691,100
6% 3/1/15		1,500,000	1,322,127
6% 1/30/17		1,000,000	816,444
6.3% 9/15/16		4,500,000	3,851,181
Health Care REIT, Inc. 6.2% 6/1/16		4,500,000	3,916,526
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		$ 500,000	$ 464,427
8.125% 5/1/11		1,608,000	1,719,989
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,600,000
HMB Capital Trust V 6.4% 12/15/36 (b)(d)(e)		4,300,000	43,000
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,235,023
6.7% 1/15/18		1,000,000	856,593
6.75% 2/15/13		1,250,000	1,228,968
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,910,000
HRPT Properties Trust:
3.4% 3/16/11 (e)		2,000,000	1,933,926
6.25% 6/15/17		1,865,000	1,608,191
6.5% 1/15/13		1,000,000	1,001,438
6.65% 1/15/18		1,000,000	864,759
iStar Financial, Inc.:
3.14% 9/15/09 (e)		1,000,000	801,733
3.35% 3/16/09 (e)		1,000,000	891,952
5.125% 4/1/11		2,750,000	2,117,500
5.375% 4/15/10		1,500,000	1,185,000
5.8% 3/15/11		3,000,000	2,340,000
Kimco Realty Corp. 6.875% 2/10/09		3,000,000	3,036,117
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,959,930
Nationwide Health Properties, Inc.:
6% 5/20/15		230,000	225,690
6.25% 2/1/13		2,000,000	2,035,680
6.5% 7/15/11		3,500,000	3,651,463
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,648,000
7% 1/15/16		1,658,000	1,575,100
ProLogis Trust 7.1% 4/15/08		1,500,000	1,500,909
Reckson Operating Partnership LP 7.75% 3/15/09		1,000,000	991,310
Rouse Co. 8% 4/30/09		3,000,000	2,929,851
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		5,500,000	4,785,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	6,730,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		$ 3,000,000	$ 3,031,377
7.75% 2/22/11		1,000,000	1,099,181
Simon Property Group LP:
5.375% 8/28/08		3,000,000	3,002,814
7% 6/15/28 (e)		960,000	972,243
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,205,817
UDR, Inc. 5.5% 4/1/14		2,000,000	1,925,910
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,511,378
Ventas Realty LP:
6.5% 6/1/16		3,160,000	3,073,100
6.625% 10/15/14		7,775,000	7,638,938
6.75% 6/1/10		2,400,000	2,358,000
6.75% 4/1/17		2,000,000	1,950,000
8.75% 5/1/09		1,920,000	1,948,800
9% 5/1/12		6,900,000	7,262,250
Western Investment Real Estate Trust 7.2% 9/15/08		500,000	505,347
			125,562,373
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,125,300
8.125% 6/1/12		1,000,000	975,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,828,089
6.625% 3/15/12		3,000,000	3,048,339
First Industrial LP 5.75% 1/15/16		1,000,000	868,784
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	2,885,943
			10,731,455
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (d)		4,750,000	4,108,750
TOTAL FINANCIALS			143,311,301
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 1,300,000	$ 1,365,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,844,525
			4,209,525
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,071,174
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. 7.125% 10/15/12		3,000,000	3,067,500
TOTAL NONCONVERTIBLE BONDS			185,016,306
TOTAL CORPORATE BONDS (Cost $230,297,547)			207,770,861
U.S. Treasury Inflation Protected Obligations - 27.6%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		31,229,400	30,651,250
2% 1/15/26		113,696,560	117,004,050
2.375% 1/15/25		100,873,065	109,549,240
3.625% 4/15/28		30,142,035	38,995,343
3.875% 4/15/29		33,763,677	45,538,716
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		20,225,033	20,694,505
1.625% 1/15/15		49,206,620	52,116,817
1.625% 1/15/18		28,207,200	29,591,058
1.875% 7/15/13		82,596,589	89,028,742
1.875% 7/15/15		48,435,293	52,188,887
2% 4/15/12		99,479,826	107,065,751
2% 1/15/14		125,852,205	136,151,429
2% 7/15/14		76,582,692	83,056,909
2% 1/15/16		62,045,306	67,241,385
2.375% 4/15/11		58,693,056	63,037,997
2.375% 1/15/17		29,564,190	32,954,704
2.375% 1/15/27		163,780,380	178,336,652
2.5% 7/15/16		47,548,865	53,503,828
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
2.625% 7/15/17		$ 84,518,070	$ 96,177,088
3% 7/15/12		91,045,419	102,006,193
3.375% 1/15/12		51,666,703	58,141,738
3.5% 1/15/11		13,823,640	15,283,786
4.25% 1/15/10		2,659,328	2,884,534
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,462,811,343)			1,581,200,602
U.S. Government Agency - Mortgage Securities - 0.2%

Fannie Mae - 0.1%
4.755% 9/1/36 (e)		1,938,941	1,950,590
4.853% 9/1/34 (e)		929,216	941,885
6.398% 7/1/36 (e)		3,717,941	3,844,585
TOTAL FANNIE MAE			6,737,060
Freddie Mac - 0.1%
5.939% 1/1/37 (e)		4,965,662	5,072,289
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,803,743)			11,809,349
Asset-Backed Securities - 0.3%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		3,000,000	2,516,730
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 3.2988% 11/25/34 (e)		105,000	72,344
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.3488% 12/25/46 (d)(e)		750,000	165,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,125,000
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	2,008,366
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		500,000	269,383
Fairfield Street Solar Corp. Series 2004-1A Class E1, 6.455% 11/28/39 (d)(e)		850,000	284,656
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.2488% 9/25/46 (d)(e)		750,000	225,000
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		$ 750,000	$ 3,750
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 2.6988% 7/25/36 (e)		1,214,995	1,201,326
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	2,756,250
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	6,244
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,596,000
N-Star Real Estate CDO Ltd. Series 1A Class B1, 4.765% 8/28/38 (d)(e)		4,090,000	3,374,250
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		628,170	359,824
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 4.1% 12/15/26 (d)(e)		1,500,000	618,313
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 5.0988% 3/25/36 (d)(e)		100,000	6,631
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 5.745% 2/5/36 (d)(e)		250,000	37,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 5.02% 11/21/40 (d)(e)		1,500,000	828,301
TOTAL ASSET-BACKED SECURITIES (Cost $23,258,853)			17,460,312
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.4005% 11/25/33 (e)		664,496	635,259
Series 2004-D Class 2A1, 3.6169% 5/25/34 (e)		205,420	200,322
Series 2005-H Class 1A1, 4.9207% 9/25/35 (e)		213,370	204,067
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 2A1, 4.1363% 2/25/37 (e)		4,732,842	4,557,214
Class 5A1, 4.1695% 2/25/37 (e)		2,136,254	2,089,787
Series 2007-A2 Class 2A1, 4.2369% 7/25/37 (e)		885,322	858,762
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	17,400
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		143,122	34,336
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7103% 1/25/19 (d)(e)		95,779	38,311
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2003-J15: - continued
Class B4, 4.7103% 1/25/19 (d)(e)		$ 191,557	$ 139,007
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (d)(e)		1,500,000	1,496,971
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7545% 11/25/33 (e)		3,163,057	2,879,014
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		1,935,000	1,787,799
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 5.0675% 12/15/37 (d)(e)		477,265	238,766
Series 2006-B Class B6, 4.5175% 6/15/38 (d)(e)		988,599	445,327
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 6.1581% 9/10/37 (d)(e)		144,540	83,264
Series 2005-D Class B7, 7.0675% 12/15/37 (d)(e)		286,359	132,726
Series 2006-A Class B7, 6.3175% 3/15/38 (d)(e)		729,441	374,548
Series 2006-B Class B7, 6.6675% 7/15/38 (d)(e)		988,599	401,241
Series 2007-A Class BB, 6.1675% 2/15/39 (d)(e)		794,310	200,202
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Class A9, 4.5547% 11/25/34 (e)		9,295,000	8,190,754
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,564,709)			25,005,077
Commercial Mortgage Securities - 0.9%

Asset Securitization Corp. Series 1997-MD7 Class A4, 8.1667% 1/13/30 (e)		499,608	497,664
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 4.8175% 3/15/22 (d)(e)		800,000	664,000
Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4725% 12/25/33 (e)		3,471,913	3,241,375
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)	CAD	1,605,000	887,159
Class G, 5.01% 5/15/44 (e)	CAD	351,000	170,447
Class H, 5.01% 5/15/44 (e)	CAD	235,000	105,780
Class J, 5.01% 5/15/44 (e)	CAD	235,000	94,053
Class K, 5.01% 5/15/44 (e)	CAD	118,000	42,215
Class L, 5.01% 5/15/44 (e)	CAD	421,000	142,675
Class M, 5.01% 5/15/44 (e)	CAD	1,927,737	452,772
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,676,180
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 4.2945% 5/15/23 (d)(e)		$ 3,757,000	$ 3,118,310
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	482,810
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,553,734
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1367% 12/10/35 (d)(e)		1,207,000	1,100,615
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		1,000,000	946,540
Class F, 6.376% 12/15/14 (d)		800,000	738,000
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		930,000	845,305
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,440,380
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (e)		100,569	101,323
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,500,000	2,248,279
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		2,720,000	2,638,825
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,106,886
Class K, 7% 3/15/33 (d)		1,000,000	900,781
Series 1997-C2 Class G, 6.75% 4/15/29 (e)		1,000,000	662,813
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,000,000	919,625
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 4.38% 3/1/20 (d)(e)		2,800,000	2,422,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.7135% 5/12/34 (d)(e)		2,000,000	1,845,177
Class F, 7.1055% 5/12/34 (d)(e)		1,700,000	1,570,902
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,845,448	1,841,903
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (d)		1,350,000	1,282,500
Class I11, 7.72% 7/26/08 (d)		751,000	698,430
Class I12, 7.72% 7/26/08 (d)		750,000	684,375
Class I9, 7.72% 7/26/08 (d)		1,149,200	1,091,740
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	496,826
Class F, 10.813% 5/20/44 (d)		400,000	318,140
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,035,144
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
TERRA LNR I Series 2006 1A, Class E 4.4875% 6/15/17 (d)(e)		$ 373,906	$ 351,472
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,781,940
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 3.3925% 9/15/09 (d)(e)		1,800,000	1,612,867
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 3.2513% 7/15/42 (e)		4,244,113	4,042,823
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (d)(e)		3,000,000	1,242,415
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $57,206,214)			50,097,200
Common Stocks - 12.3%
	Shares
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	126,900	3,843,801
Red Lion Hotels Corp. (a)	101,000	864,560
Starwood Hotels & Resorts Worldwide, Inc.	230,990	11,953,733
		16,662,094
Household Durables - 0.1%
Centex Corp.	78,400	1,898,064
KB Home	79,898	1,975,878
		3,873,942
TOTAL CONSUMER DISCRETIONARY		20,536,036
FINANCIALS - 11.7%
Real Estate Investment Trusts - 11.3%
Acadia Realty Trust (SBI)	123,600	2,984,940
Alexandria Real Estate Equities, Inc.	232,000	21,511,040
AMB Property Corp. (SBI)	51,700	2,813,514
American Campus Communities, Inc.	132,600	3,627,936
Annaly Capital Management, Inc.	818,500	12,539,420
Anworth Mortgage Asset Corp.	500,000	3,065,000
Apartment Investment & Management Co. Class A	527,279	18,881,861
AvalonBay Communities, Inc.	152,100	14,680,692
Boston Properties, Inc.	269,200	24,785,244
BRE Properties, Inc.	163,700	7,458,172
Camden Property Trust (SBI)	29,143	1,462,979
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CapLease, Inc.	379,600	$ 2,949,492
Cedar Shopping Centers, Inc.	74,600	871,328
Corporate Office Properties Trust (SBI)	367,818	12,362,363
Cousins Properties, Inc.	31,300	773,423
Cypress Sharpridge Investments, Inc. (d)	601,250	3,463,200
DCT Industrial Trust, Inc.	1,027,400	10,232,904
Developers Diversified Realty Corp.	451,800	18,921,384
Digital Realty Trust, Inc.	97,600	3,464,800
EastGroup Properties, Inc.	6,600	306,636
Equity Lifestyle Properties, Inc.	54,000	2,665,980
Equity Residential (SBI)	440,700	18,284,643
Federal Realty Investment Trust (SBI)	32,600	2,541,170
General Growth Properties, Inc.	1,118,100	42,677,877
GMH Communities Trust	41,600	361,088
HCP, Inc.	620,200	20,968,962
Healthcare Realty Trust, Inc.	421,091	11,011,530
Highwoods Properties, Inc. (SBI)	739,713	22,982,883
Home Properties, Inc.	431,300	20,698,087
Host Hotels & Resorts, Inc.	731,647	11,647,820
Inland Real Estate Corp.	1,190,800	18,112,068
Kilroy Realty Corp.	223,500	10,976,085
Kimco Realty Corp.	473,420	18,543,861
LaSalle Hotel Properties (SBI)	677,200	19,455,956
LTC Properties, Inc.	47,900	1,231,509
Medical Properties Trust, Inc.	133,200	1,507,824
MFA Mortgage Investments, Inc.	977,200	6,156,360
National Retail Properties, Inc.	28,500	628,425
Nationwide Health Properties, Inc.	56,500	1,906,875
Pennsylvania Real Estate Investment Trust (SBI)	180,200	4,395,078
Post Properties, Inc.	139,700	5,395,214
Potlatch Corp.	14,800	610,796
ProLogis Trust	746,000	43,909,560
Public Storage	508,400	45,054,408
Simon Property Group, Inc.	571,700	53,116,647
SL Green Realty Corp.	291,100	23,715,917
Tanger Factory Outlet Centers, Inc.	431,300	16,592,111
U-Store-It Trust	193,200	2,188,956
UDR, Inc.	222,900	5,465,508
Unibail-Rodamco	14,600	3,756,983
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	350,000	$ 15,718,500
Vornado Realty Trust	287,100	24,750,891
		644,185,900
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	842,500	16,268,678
CB Richard Ellis Group, Inc. Class A (a)	194,800	4,215,472
Meruelo Maddux Properties, Inc.	133,120	338,125
Norwegian Property ASA	284,900	2,461,436
The St. Joe Co.	18,600	798,498
		24,082,209
TOTAL FINANCIALS		668,268,109
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	106,800	2,552,520
Capital Senior Living Corp. (a)	173,000	1,392,650
Emeritus Corp. (a)	396,341	8,267,673
Sun Healthcare Group, Inc. (a)	122,000	1,603,080
		13,815,923
TOTAL COMMON STOCKS (Cost $725,541,690)		702,620,068
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	2,120,640
Lexington Corporate Properties Trust Series C 6.50%	33,800	1,259,050
		3,379,690
Nonconvertible Preferred Stocks - 1.6%
FINANCIALS - 1.6%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	29,325
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Red Lion Hotels Capital Trust 9.50%	138,465	$ 3,461,625
W2007 Grace Acquisition I, Inc. Series B, 8.75%	7,600	104,263
		3,595,213
Insurance - 0.0%
Hilltop Holdings, Inc. Series A, 8.25%	80,700	1,697,928
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	52,200	1,330,056
AMB Property Corp. Series O, 7.00%	1,000	23,500
American Home Mtg Investment Corp.:
Series A, 9.375%	81,500	1,223
Series B, 9.25%	233,544	1,168
Annaly Capital Management, Inc. Series A, 7.875%	190,500	4,000,500
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,718,700
Apartment Investment & Management Co.:
Series G, 9.375%	40,000	979,600
Series T, 8.00%	80,000	1,823,200
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	185,000
AvalonBay Communities, Inc. Series H, 8.70%	2,850	72,618
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	444,000
CapLease, Inc. Series A, 8.125%	20,000	421,000
Cedar Shopping Centers, Inc. 8.875%	15,000	346,800
CenterPoint Properties Trust Series D, 5.377%	5,280	4,224,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,183,800
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,682,744
Series B, 7.50%	43,159	882,602
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	39,300	943,200
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,069,100
Series B, 7.875%	36,100	776,150
Duke Realty LP 8.375%	100,000	2,460,000
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	71,300	641,700
EastGroup Properties, Inc. Series D, 7.95%	85,068	2,054,392
Equity Residential (depositary shares) Series N, 6.48%	1,200	26,316
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	786,000
Glimcher Realty Trust Series F, 8.75%	30,000	559,500
Gramercy Capital Corp. Series A, 8.125%	40,000	730,000
Hersha Hospitality Trust Series A, 8.00%	40,000	840,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HomeBanc Mortgage Corp. Series A, 10.00%	213,315	$ 6,399
Hospitality Properties Trust:
Series B, 8.875%	259,125	6,167,175
Series C, 7.00%	65,000	1,267,500
HRPT Properties Trust Series B, 8.75%	11,666	279,517
Innkeepers USA Trust Series C, 8.00%	198,000	2,475,000
Kimco Realty Corp. Series G, 7.75%	137,000	3,260,600
LaSalle Hotel Properties:
Series E, 8.00%	86,400	1,877,472
Series G, 7.25%	42,640	831,480
LBA Realty Fund II Series B, 7.625%	146,695	2,493,815
Lexington Corporate Properties Trust Series B, 8.05%	60,000	1,275,000
Lexington Realty Trust 7.55%	40,000	756,000
LTC Properties, Inc. Series F, 8.00%	95,800	2,316,444
MFA Mortgage Investments, Inc. Series A, 8.50%	292,800	6,148,800
Mid-America Apartment Communities, Inc. Series H, 8.30%	45,100	1,093,675
Newcastle Investment Corp.:
Series B, 9.75%	151,900	2,172,170
Series D, 8.375%	71,300	873,425
NorthStar Realty Finance Corp. Series A 8.75%	15,000	211,500
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	2,000,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	328,692
Series P, 6.70%	65,000	1,300,650
Public Storage:
Series I, 7.25%	31,655	756,871
Series K, 7.25%	80,000	1,895,200
Series N, 7.00%	40,000	912,000
Realty Income Corp.:
6.75%	4,500	94,995
8.25%	100	2,549
Saul Centers, Inc.:
8.00%	45,000	1,102,500
Series B (depositary shares) 9.00%	20,000	500,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	2,280,000
Series C, 8.25%	60,000	1,117,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc. Series A, 8.00%	15,000	$ 281,250
Taubman Centers, Inc. Series G, 8.00%	20,000	464,600
		81,749,948
Thrifts & Mortgage Finance - 0.1%
Fannie Mae Series S, 8.25%	80,000	1,924,000
Freddie Mac Series Z, 8.375%	80,000	1,952,000
		3,876,000
TOTAL FINANCIALS		90,919,089
TOTAL PREFERRED STOCKS (Cost $121,405,823)		94,298,779
Floating Rate Loans - 0.5%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 6.38% 10/23/08 (e)	$ 1,317,721	1,265,012
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 8.27% 7/31/12 (e)	2,985,000	2,656,650
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 5.09% 10/27/13 (e)	508,578	483,149
Toys 'R' US, Inc. term loan 6.26% 12/9/08 (e)	8,000,000	7,120,000
		7,603,149
TOTAL CONSUMER DISCRETIONARY		11,524,811
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC:
Tranche 2LN, term loan 8.75% 2/27/14 (e)	2,120,000	636,000
Tranche B 1LN, term loan 9% 2/27/13 (e)	3,415,250	2,476,056
		3,112,056
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 5.02% 12/16/10 (e)	1,465,131	1,369,898
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc. Tranche A1, term loan 4.3% 2/24/10 (e)	$ 2,092,105	$ 1,757,368
Spirit Finance Corp. term loan 6.2394% 8/1/13 (e)	1,000,000	740,000
		3,867,266
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 5.33% 1/1/09 (e)	342,567	331,263
Tranche M3, term loan 6.58% 1/1/09 (e)	274,054	265,010
North Las Vegas/Olympia Group Tranche 1, term loan 7.12% 5/9/11 (e)	152,860	117,702
Realogy Corp.:
Tranche B, term loan 7.505% 10/10/13 (e)	2,345,909	1,864,998
Credit-Linked Deposit 7.9663% 10/10/13 (e)	631,591	502,115
Tishman Speyer Properties term loan 4.75% 12/27/12 (e)	460,000	381,800
		3,462,888
TOTAL FINANCIALS		10,442,210
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (e)	1,984,925	1,826,131
HealthSouth Corp. term loan 5.4994% 3/10/13 (e)	1,679,127	1,548,994
Skilled Healthcare Group, Inc. Tranche 1, term loan 5.24% 6/15/12 (e)	982,323	884,091
		4,259,216
TOTAL FLOATING RATE LOANS (Cost $31,021,125)		26,226,237
Commodity-Linked Notes - 9.5%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	5,317,993
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	1,700,000	2,521,891
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 7,500,000	$ 11,992,421
Master Note, one-month U.S. dollar LIBOR minus .10% due 6/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	14,000,000	21,664,697
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	16,000,000	25,951,921
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	9,500,000	16,541,044
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/12/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,500,000	5,705,284
Master Note, one-month U.S. dollar LIBOR minus .10% due 9/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,300,000	4,924,997
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 1/15/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,600,000	8,851,926
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	5,318,193
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/3/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	15,043,515
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	1,700,000	2,522,458
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	6,100,000	9,434,731
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	4,000,000	6,281,726
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	12,000,000	20,558,309
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 6,000,000	$ 10,242,156
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/12/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	8,000,000	13,042,474
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 9/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,170,000	9,928,303
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR due 1/27/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	5,426,470
Medium Term Note, one-month U.S. dollar LIBOR minus .05% due 11/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	6,974,701
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/16/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	16,670,000	26,884,456
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/28/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	8,466,001
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 9/16/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	18,000,000	26,252,211
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 9/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	12,000,000	16,582,515
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 7/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	24,179,529
Note, one-month U.S. dollar LIBOR minus .03% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	9,000,000	13,929,515
Note, one-month U.S. dollar LIBOR minus .05% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	21,840,000	32,945,857
Note, one-month U.S. dollar LIBOR minus .10% due 1/20/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	29,000,000	34,372,960
Note, one-month U.S. dollar LIBOR minus .10% due 1/21/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	20,000,000	22,938,737
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .08% due 11/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 21,500,000	$ 29,983,297
Note, one-month U.S. dollar LIBOR minus .10% due 6/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	6,670,000	9,954,555
Note, one-month U.S. dollar LIBOR minus .10% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	13,700,000	21,512,048
Note, one-month U.S. dollar LIBOR minus .10% due 6/27/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	14,750,000	23,587,573
Note, one-month U.S. dollar LIBOR minus .10% due 7/24/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	10,000,000	17,294,015
Note, one-month U.S. dollar LIBOR minus .10% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	11,954,174
Note, one-month U.S. dollar LIBOR minus .10% due 9/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,300,000	4,927,547
UBS AG Jersey Branch Note, one-month U.S. dollar LIBOR minus .06% due 12/03/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	10,000,000	13,352,400
TOTAL COMMODITY-LINKED NOTES (Cost $380,500,000)		547,362,600
Fixed-Income Funds - 36.3%
	Shares
Fidelity Floating Rate Central Fund (f)	15,409,246	1,369,419,692
Fidelity Ultra-Short Central Fund (f)	8,677,443	714,066,784
TOTAL FIXED-INCOME FUNDS (Cost $2,352,817,172)		2,083,486,476
Preferred Securities - 0.0%
	Principal Amount (c)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,200,000	$ 1,200
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	198,046
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	1,650,000	132,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	22,000
TOTAL PREFERRED SECURITIES (Cost $7,436,685)		353,246
Cash Equivalents - 6.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $341,955,000)	$ 341,968,903	341,955,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $5,775,619,904)		5,689,645,807
NET OTHER ASSETS - 0.8%		47,357,857
NET ASSETS - 100%		$ 5,737,003,664
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 30.5 basis points with Goldman Sachs	April 2010	$ 20,000,000	$ 1,355,021
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	50,000,000	5,983,326
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	25,000,000	2,923,285
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 31 basis points with Deutsche Bank	Jan. 2010	8,000,000	388,687
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	1,717,593
		$ 123,000,000	$ 12,367,912
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $618,069,845 or 10.8% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$341,955,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 234,034,112
Barclays Capital, Inc.	796,307
Lehman Brothers, Inc.	107,124,581
$ 341,955,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 42,968,525
Fidelity Ultra-Short Central Fund	20,142,208
Total	$ 63,110,733
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,018,434,899	$ 445,844,628	$ -	$ 1,369,419,692	56.9%
Fidelity Ultra- Short Central Fund	895,447,227	20,993,399	87,658,426	714,066,784	10.7%
Total	$ 1,913,882,126	$ 466,838,027	$ 87,658,426	$ 2,083,486,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $341,955,000) - See accompanying schedule: Unaffiliated issuers (cost $3,422,802,732)	$ 3,606,159,331
Fidelity Central Funds (cost $2,352,817,172)	2,083,486,476
Total Investments (cost $5,775,619,904)		$ 5,689,645,807
Foreign currency held at value (cost $24,301)		24,301
Receivable for investments sold		1,380,538
Receivable for fund shares sold		12,162,037
Dividends receivable		3,237,757
Interest receivable		21,211,037
Distributions receivable from Fidelity Central Funds		10,336,714
Swap agreements, at value		12,367,912
Prepaid expenses		10,666
Other receivables		26,156
Total assets		5,750,402,925

Liabilities
Payable to custodian bank	$ 42,211
Payable for investments purchased	6,290,563
Payable for fund shares redeemed	3,445,630
Accrued management fee	2,707,558
Distribution fees payable	44,349
Other affiliated payables	756,266
Other payables and accrued expenses	112,684
Total liabilities		13,399,261

Net Assets		$ 5,737,003,664
Net Assets consist of:
Paid in capital		$ 5,684,550,173
Undistributed net investment income		77,074,523
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,001,855
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(73,622,887)
Net Assets		$ 5,737,003,664

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,904,888 ÷ 4,111,573 shares)	$ 10.19

Maximum offering price per share (100/96.00 of $10.19)	$ 10.61
Class T: Net Asset Value and redemption price per share ($25,845,511 ÷ 2,534,653 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.63
Class B: Net Asset Value and offering price per share ($7,611,162 ÷ 748,235 shares)A	$ 10.17

Class C: Net Asset Value and offering price per share ($32,156,529 ÷ 3,168,332 shares)A	$ 10.15

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($5,157,740,577 ÷ 504,785,514 shares)	$ 10.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($471,744,997 ÷ 46,225,651 shares)	$ 10.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2008

Investment Income
Dividends		$ 12,374,547
Interest		60,241,695
Income from Fidelity Central Funds		63,110,733
Total income		135,726,975

Expenses
Management fee	$ 14,755,041
Transfer agent fees	3,494,661
Distribution fees	233,130
Accounting fees and expenses	687,836
Custodian fees and expenses	39,405
Independent trustees' compensation	10,173
Registration fees	78,496
Audit	69,158
Legal	11,083
Miscellaneous	13,714
Total expenses before reductions	19,392,697
Expense reductions	(183,841)	19,208,856
Net investment income		116,518,119
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,036,191
Fidelity Central Funds	(11,166,789)
Foreign currency transactions	(16,681)
Swap agreements	(770,205)
Total net realized gain (loss)		73,082,516
Change in net unrealized appreciation (depreciation) on: Investment securities	(58,680,164)
Assets and liabilities in foreign currencies	(1,254)
Swap agreements	8,927,211
Total change in net unrealized appreciation (depreciation)		(49,754,207)
Net gain (loss)		23,328,309
Net increase (decrease) in net assets resulting from operations		$ 139,846,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 116,518,119	$ 193,849,132
Net realized gain (loss)	73,082,516	10,736,125
Change in net unrealized appreciation (depreciation)	(49,754,207)	5,182,233
Net increase (decrease) in net assets resulting from operations	139,846,428	209,767,490
Distributions to shareholders from net investment income	(109,103,539)	(154,695,840)
Distributions to shareholders from net realized gain	(35,964,382)	-
Total distributions	(145,067,921)	(154,695,840)
Share transactions - net increase (decrease)	1,131,729,746	1,662,415,864
Redemption fees	50,002	56,510
Total increase (decrease) in net assets	1,126,558,255	1,717,544,024

Net Assets
Beginning of period	4,610,445,409	2,892,901,385
End of period (including undistributed net investment income of $77,074,523 and undistributed net investment income of $69,659,943, respectively)	$ 5,737,003,664	$ 4,610,445,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.212	.473	.524	.031
Net realized and unrealized gain (loss)	.033	.077	(.329)	.119
Total from investment operations	.245	.550	.195	.150
Distributions from net investment income	(.215)	(.400)	(.266)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.285)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 10.19	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	2.47%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02% A	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.02% A	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.02% A	1.01%	.99%	1.00% A
Net investment income	4.19% A	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,905	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.214	.476	.517	.030
Net realized and unrealized gain (loss)	.029	.082	(.325)	.120
Total from investment operations	.243	.558	.192	.150
Distributions from net investment income	(.213)	(.398)	(.263)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.283)	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 10.20	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	2.44%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.00% A	1.00%	1.05%	1.10% A
Net investment income	4.21% A	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,846	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.178	.405	.450	.025
Net realized and unrealized gain (loss)	.032	.072	(.318)	.115
Total from investment operations	.210	.477	.132	.140
Distributions from net investment income	(.180)	(.327)	(.213)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.250)	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 10.17	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	2.11%	4.81%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.69% A	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.69% A	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.69% A	1.69%	1.73%	1.75% A
Net investment income	3.52% A	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,611	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.172	.392	.437	.024
Net realized and unrealized gain (loss)	.033	.080	(.323)	.116
Total from investment operations	.205	.472	.114	.140
Distributions from net investment income	(.175)	(.322)	(.215)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.245)	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 10.15	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	2.07%	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79% A	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.79% A	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.79% A	1.81%	1.84%	1.85% A
Net investment income	3.42% A	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,157	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.227	.504	.544	.028
Net realized and unrealized gain (loss)	.032	.079	(.317)	.122
Total from investment operations	.259	.583	.227	.150
Distributions from net investment income	(.229)	(.423)	(.278)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.299)	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	- I	.001	- I
Net asset value, end of period	$ 10.22	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	2.60%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.73% A	.74%	.80%	.85% A
Expenses net of all reductions	.73% A	.73%	.79%	.85% A
Net investment income	4.49% A	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,157,741	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.225	.500	.540	.032
Net realized and unrealized gain (loss)	.034	.081	(.321)	.118
Total from investment operations	.259	.581	.219	.150
Distributions from net investment income	(.229)	(.421)	(.280)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.299)	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	- I	.001	- I
Net asset value, end of period	$ 10.21	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	2.56%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.76% A	.76%	.82%	.85% A
Expenses net of all reductions	.75% A	.75%	.82%	.85% A
Net investment income	4.46% A	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 471,745	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 327,276,064
Unrealized depreciation	(421,067,613)
Net unrealized appreciation (depreciation)	$ (92,791,549)
Cost for federal income tax purposes	$ 5,782,437,356

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,084,747,511 and $347,978,268, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 39,677	$ 2,920
Class T	0%	.25%	32,426	-
Class B	.65%	.25%	30,880	26,706
Class C	.75%	.25%	130,147	51,560
			$ 233,130	$ 81,186

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,018
Class T	1,620
Class B*	1,791
Class C*	1,747
$ 12,176

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Strategic Real Return. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 26,364.17
Class T	19,181.15
Class B	6,498.19
Class C	24,898.19
Strategic Real Return	3,104,648.13
Institutional Class	313,072.16
	$ 3,494,661

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,324 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6,160 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $695 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized

Semiannual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18,160. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 157,266
Institutional Class	7,720
$ 164,986

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 18% and 18%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 70% of the total outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007
From net investment income
Class A	$ 583,464	$ 674,103
Class T	558,546	1,077,399
Class B	119,522	206,126
Class C	424,332	630,103
Strategic Real Return	99,350,133	143,056,854
Institutional Class	8,067,542	9,051,255
Total	$ 109,103,539	$ 154,695,840
From net realized gain
Class A	$ 209,617	$ -
Class T	175,882	-
Class B	46,275	-
Class C	174,156	-
Strategic Real Return	32,442,296	-
Institutional Class	2,916,156	-
Total	$ 35,964,382	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007	Six months ended March 31, 2008	Year ended September 30, 2007
Class A
Shares sold	1,927,120	1,427,519	$ 19,590,600	$ 14,527,296
Reinvestment of distributions	70,122	58,083	700,563	588,755
Shares redeemed	(368,050)	(325,840)	(3,731,882)	(3,306,878)
Net increase (decrease)	1,629,192	1,159,762	$ 16,559,281	$ 11,809,173
Class T
Shares sold	259,145	1,276,798	$ 2,635,957	$ 13,058,673
Reinvestment of distributions	70,613	102,719	707,175	1,040,978
Shares redeemed	(502,149)	(937,075)	(5,086,833)	(9,489,158)
Net increase (decrease)	(172,391)	442,442	$ (1,743,701)	$ 4,610,493

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007	Six months ended March 31, 2008	Year ended September 30, 2007
Class B
Shares sold	128,298	156,686	$ 1,306,268	$ 1,592,804
Reinvestment of distributions	14,770	18,339	147,690	185,609
Shares redeemed	(63,411)	(103,224)	(640,258)	(1,044,310)
Net increase (decrease)	79,657	71,801	$ 813,700	$ 734,103
Class C
Shares sold	948,357	1,060,968	$ 9,677,267	$ 10,794,640
Reinvestment of distributions	52,647	53,952	525,259	545,361
Shares redeemed	(204,867)	(388,639)	(2,062,743)	(3,949,274)
Net increase (decrease)	796,137	726,281	$ 8,139,783	$ 7,390,727
Strategic Real Return
Shares sold	97,730,545	155,158,437	$ 988,977,590	$ 1,582,299,618
Reinvestment of distributions	13,028,652	13,907,648	130,489,728	141,217,832
Shares redeemed	(16,796,203)	(25,104,410)	(170,265,223)	(255,135,649)
Net increase (decrease)	93,962,994	143,961,675	$ 949,202,095	$ 1,468,381,801
Institutional Class
Shares sold	19,447,307	17,842,371	$ 196,011,936	$ 182,066,109
Reinvestment of distributions	1,081,173	876,168	10,807,408	8,891,699
Shares redeemed	(4,739,522)	(2,104,850)	(48,060,756)	(21,468,241)
Net increase (decrease)	15,788,958	16,613,689	$ 158,758,588	$ 169,489,567

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of March 31, 2008, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2008 and for the year ended September 30, 2007, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2008 and for the year ended September 30, 2007, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 23, 2008

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

ARRS-USAN-0508
1.814980.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Strategic Real Return
Fund - Institutional Class

Semiannual Report

March 31, 2008

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class A
Actual	$ 1,000.00	$ 1,024.70	$ 5.16
HypotheticalA	$ 1,000.00	$ 1,019.90	$ 5.15
Class T
Actual	$ 1,000.00	$ 1,024.40	$ 5.06
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class B
Actual	$ 1,000.00	$ 1,021.10	$ 8.54
HypotheticalA	$ 1,000.00	$ 1,016.55	$ 8.52
Class C
Actual	$ 1,000.00	$ 1,020.70	$ 9.04
HypotheticalA	$ 1,000.00	$ 1,016.05	$ 9.02
Strategic Real Return
Actual	$ 1,000.00	$ 1,026.00	$ 3.70
HypotheticalA	$ 1,000.00	$ 1,021.35	$ 3.69
Institutional Class
Actual	$ 1,000.00	$ 1,025.60	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.20	$ 3.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.02%
Class T	1.00%
Class B	1.69%
Class C	1.79%
Strategic Real Return	.73%
Institutional Class	.76%

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Holdings Distribution (% of fund's net assets)
	As of March 31, 2008	As of September 30, 2007
Commodity-Linked Notes and Related Investments *	22.4%	26.0%
Inflation-Protected Securities and Related Investments (dagger)	29.6%	29.9%
Floating Rate High Yield	23.9%	22.1%
Real Estate Investments	19.2%	18.5%
Cash & Cash Equivalents	4.1%	2.8%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio includes a related investment in the Fidelity Ultra-Short Central Fund and other cash equivalents to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

(dagger) Includes Fidelity Ultra-Short Central Fund held in connection with derivative instruments.

Quality Diversification (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
U.S. Government and U.S. Government Agency Obligations 27.8%	U.S. Government and U.S. Government Agency Obligations 27.3%
AAA 3.1%	AAA 7.3%
AA 0.5%	AA 2.4%
A 1.9%	A 2.0%
BBB 4.5%	BBB 7.1%
BB and Below 22.4%	BB and Below 21.0%
Structured Notes (including Commodity- Linked Notes) 2.4%	Structured Notes (including Commodity- Linked Notes) 9.9%
Not Rated 12.8%	Not Rated 4.6%
Equities 14.0%	Equities 11.4%
Short-Term Investments and Net Other Assets 13.0%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Stocks 13.9%		Stocks 11.4%
	U.S. Government and U.S. Government Agency Obligations 27.8%		U.S. Government and U.S. Government Agency Obligations 27.3%
	Corporate Bonds 6.2%		Corporate Bonds 8.2%
	Asset-Backed Securities 4.0%		Asset-Backed Securities 8.3%
	Structured Notes (including Commodity- Linked Notes) 9.1%		Structured Notes (including Commodity- Linked Notes) 9.9%
	Floating Rate Loans 21.7%		Floating Rate Loans 20.7%
	CMOs and Other Mortgage Related Securities 3.9%		CMOs and Other Mortgage Related Securities 6.6%
	Other Investments 0.3%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 13.1%		Short-Term Investments and Net Other Assets 7.0%
* Foreign investments	5.7%	** Foreign investments	7.6%
* Futures and Swaps	2.4%	** Futures and Swaps	3.7%
* U.S. Treasury Inflation-Indexed Securities	27.6%	** U.S. Treasury Inflation-Indexed Securities	26.5%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2008

Showing Percentage of Net Assets

Corporate Bonds - 3.6%
		Principal Amount (c)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
American Financial Realty Trust 4.375% 7/15/24		$ 10,510,000	$ 10,510,000
Anthracite Capital, Inc. 11.75% 9/1/27 (d)		2,200,000	1,838,100
BioMed Realty LP 4.5% 10/1/26 (d)		3,000,000	2,664,000
CapLease, Inc. 7.5% 10/1/27 (d)		3,540,000	2,936,430
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	1,065,710
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	3,045,440
Washington (REIT) 3.875% 9/15/26		750,000	694,875
			22,754,555
Nonconvertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (e)		1,500,000	1,481,250
Host Marriott LP 7% 8/15/12		1,800,000	1,755,000
Landry's Restaurants, Inc. 9.5% 12/15/14		1,700,000	1,657,500
			4,893,750
Household Durables - 0.5%
Beazer Homes USA, Inc.:
8.125% 6/15/16		2,000,000	1,480,000
8.375% 4/15/12		400,000	302,000
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	890,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	264,000
6.25% 1/15/16		700,000	483,000
7.5% 5/15/16		500,000	340,000
7.75% 5/15/13		5,800,000	3,016,000
KB Home:
5.875% 1/15/15		1,500,000	1,297,500
6.25% 6/15/15		5,100,000	4,519,875
7.75% 2/1/10		1,700,000	1,657,500
Kimball Hill, Inc. 10.5% 12/15/12		4,445,000	666,750
Lennar Corp. 5.5% 9/1/14		4,000,000	3,040,000
M/I Homes, Inc. 6.875% 4/1/12		2,600,000	2,223,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,590,000
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	945,931
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley-Martin Communities LLC 9.75% 8/15/15		$ 6,300,000	$ 2,835,000
Toll Brothers, Inc. 8.25% 2/1/11		1,000,000	912,500
			27,463,056
TOTAL CONSUMER DISCRETIONARY			32,356,806
FINANCIALS - 2.5%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (e)		3,175,000	2,908,723
Real Estate Investment Trusts - 2.2%
AMB Property LP 3.5% 3/1/09		3,000,000	2,978,952
Arden Realty LP 5.2% 9/1/11		500,000	524,300
AvalonBay Communities, Inc. 5.5% 1/15/12		1,000,000	990,392
Brandywine Operating Partnership LP:
4.5% 11/1/09		840,000	784,649
6% 4/1/16		1,000,000	845,208
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,510,571
Camden Property Trust 4.7% 7/15/09		2,500,000	2,482,708
Colonial Realty LP 6.05% 9/1/16		1,000,000	819,605
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	388,774
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,970,070
5.375% 10/15/12		500,000	466,939
Duke Realty LP 7.75% 11/15/09		1,000,000	1,036,120
Equity One, Inc.:
6% 9/15/16		1,000,000	909,825
6.25% 1/15/17		1,000,000	900,053
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	691,100
6% 3/1/15		1,500,000	1,322,127
6% 1/30/17		1,000,000	816,444
6.3% 9/15/16		4,500,000	3,851,181
Health Care REIT, Inc. 6.2% 6/1/16		4,500,000	3,916,526
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		$ 500,000	$ 464,427
8.125% 5/1/11		1,608,000	1,719,989
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,600,000
HMB Capital Trust V 6.4% 12/15/36 (b)(d)(e)		4,300,000	43,000
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,235,023
6.7% 1/15/18		1,000,000	856,593
6.75% 2/15/13		1,250,000	1,228,968
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,910,000
HRPT Properties Trust:
3.4% 3/16/11 (e)		2,000,000	1,933,926
6.25% 6/15/17		1,865,000	1,608,191
6.5% 1/15/13		1,000,000	1,001,438
6.65% 1/15/18		1,000,000	864,759
iStar Financial, Inc.:
3.14% 9/15/09 (e)		1,000,000	801,733
3.35% 3/16/09 (e)		1,000,000	891,952
5.125% 4/1/11		2,750,000	2,117,500
5.375% 4/15/10		1,500,000	1,185,000
5.8% 3/15/11		3,000,000	2,340,000
Kimco Realty Corp. 6.875% 2/10/09		3,000,000	3,036,117
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,959,930
Nationwide Health Properties, Inc.:
6% 5/20/15		230,000	225,690
6.25% 2/1/13		2,000,000	2,035,680
6.5% 7/15/11		3,500,000	3,651,463
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,648,000
7% 1/15/16		1,658,000	1,575,100
ProLogis Trust 7.1% 4/15/08		1,500,000	1,500,909
Reckson Operating Partnership LP 7.75% 3/15/09		1,000,000	991,310
Rouse Co. 8% 4/30/09		3,000,000	2,929,851
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		5,500,000	4,785,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	6,730,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		$ 3,000,000	$ 3,031,377
7.75% 2/22/11		1,000,000	1,099,181
Simon Property Group LP:
5.375% 8/28/08		3,000,000	3,002,814
7% 6/15/28 (e)		960,000	972,243
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,205,817
UDR, Inc. 5.5% 4/1/14		2,000,000	1,925,910
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,511,378
Ventas Realty LP:
6.5% 6/1/16		3,160,000	3,073,100
6.625% 10/15/14		7,775,000	7,638,938
6.75% 6/1/10		2,400,000	2,358,000
6.75% 4/1/17		2,000,000	1,950,000
8.75% 5/1/09		1,920,000	1,948,800
9% 5/1/12		6,900,000	7,262,250
Western Investment Real Estate Trust 7.2% 9/15/08		500,000	505,347
			125,562,373
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,125,300
8.125% 6/1/12		1,000,000	975,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,828,089
6.625% 3/15/12		3,000,000	3,048,339
First Industrial LP 5.75% 1/15/16		1,000,000	868,784
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	2,885,943
			10,731,455
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (d)		4,750,000	4,108,750
TOTAL FINANCIALS			143,311,301
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 1,300,000	$ 1,365,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,844,525
			4,209,525
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,071,174
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. 7.125% 10/15/12		3,000,000	3,067,500
TOTAL NONCONVERTIBLE BONDS			185,016,306
TOTAL CORPORATE BONDS (Cost $230,297,547)			207,770,861
U.S. Treasury Inflation Protected Obligations - 27.6%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		31,229,400	30,651,250
2% 1/15/26		113,696,560	117,004,050
2.375% 1/15/25		100,873,065	109,549,240
3.625% 4/15/28		30,142,035	38,995,343
3.875% 4/15/29		33,763,677	45,538,716
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		20,225,033	20,694,505
1.625% 1/15/15		49,206,620	52,116,817
1.625% 1/15/18		28,207,200	29,591,058
1.875% 7/15/13		82,596,589	89,028,742
1.875% 7/15/15		48,435,293	52,188,887
2% 4/15/12		99,479,826	107,065,751
2% 1/15/14		125,852,205	136,151,429
2% 7/15/14		76,582,692	83,056,909
2% 1/15/16		62,045,306	67,241,385
2.375% 4/15/11		58,693,056	63,037,997
2.375% 1/15/17		29,564,190	32,954,704
2.375% 1/15/27		163,780,380	178,336,652
2.5% 7/15/16		47,548,865	53,503,828
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
2.625% 7/15/17		$ 84,518,070	$ 96,177,088
3% 7/15/12		91,045,419	102,006,193
3.375% 1/15/12		51,666,703	58,141,738
3.5% 1/15/11		13,823,640	15,283,786
4.25% 1/15/10		2,659,328	2,884,534
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,462,811,343)			1,581,200,602
U.S. Government Agency - Mortgage Securities - 0.2%

Fannie Mae - 0.1%
4.755% 9/1/36 (e)		1,938,941	1,950,590
4.853% 9/1/34 (e)		929,216	941,885
6.398% 7/1/36 (e)		3,717,941	3,844,585
TOTAL FANNIE MAE			6,737,060
Freddie Mac - 0.1%
5.939% 1/1/37 (e)		4,965,662	5,072,289
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,803,743)			11,809,349
Asset-Backed Securities - 0.3%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		3,000,000	2,516,730
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 3.2988% 11/25/34 (e)		105,000	72,344
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.3488% 12/25/46 (d)(e)		750,000	165,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,125,000
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	2,008,366
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		500,000	269,383
Fairfield Street Solar Corp. Series 2004-1A Class E1, 6.455% 11/28/39 (d)(e)		850,000	284,656
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.2488% 9/25/46 (d)(e)		750,000	225,000
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		$ 750,000	$ 3,750
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 2.6988% 7/25/36 (e)		1,214,995	1,201,326
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	2,756,250
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	6,244
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,596,000
N-Star Real Estate CDO Ltd. Series 1A Class B1, 4.765% 8/28/38 (d)(e)		4,090,000	3,374,250
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		628,170	359,824
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 4.1% 12/15/26 (d)(e)		1,500,000	618,313
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 5.0988% 3/25/36 (d)(e)		100,000	6,631
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 5.745% 2/5/36 (d)(e)		250,000	37,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 5.02% 11/21/40 (d)(e)		1,500,000	828,301
TOTAL ASSET-BACKED SECURITIES (Cost $23,258,853)			17,460,312
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.4005% 11/25/33 (e)		664,496	635,259
Series 2004-D Class 2A1, 3.6169% 5/25/34 (e)		205,420	200,322
Series 2005-H Class 1A1, 4.9207% 9/25/35 (e)		213,370	204,067
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 2A1, 4.1363% 2/25/37 (e)		4,732,842	4,557,214
Class 5A1, 4.1695% 2/25/37 (e)		2,136,254	2,089,787
Series 2007-A2 Class 2A1, 4.2369% 7/25/37 (e)		885,322	858,762
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	17,400
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		143,122	34,336
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7103% 1/25/19 (d)(e)		95,779	38,311
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2003-J15: - continued
Class B4, 4.7103% 1/25/19 (d)(e)		$ 191,557	$ 139,007
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (d)(e)		1,500,000	1,496,971
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7545% 11/25/33 (e)		3,163,057	2,879,014
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		1,935,000	1,787,799
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 5.0675% 12/15/37 (d)(e)		477,265	238,766
Series 2006-B Class B6, 4.5175% 6/15/38 (d)(e)		988,599	445,327
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 6.1581% 9/10/37 (d)(e)		144,540	83,264
Series 2005-D Class B7, 7.0675% 12/15/37 (d)(e)		286,359	132,726
Series 2006-A Class B7, 6.3175% 3/15/38 (d)(e)		729,441	374,548
Series 2006-B Class B7, 6.6675% 7/15/38 (d)(e)		988,599	401,241
Series 2007-A Class BB, 6.1675% 2/15/39 (d)(e)		794,310	200,202
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Class A9, 4.5547% 11/25/34 (e)		9,295,000	8,190,754
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,564,709)			25,005,077
Commercial Mortgage Securities - 0.9%

Asset Securitization Corp. Series 1997-MD7 Class A4, 8.1667% 1/13/30 (e)		499,608	497,664
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 4.8175% 3/15/22 (d)(e)		800,000	664,000
Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4725% 12/25/33 (e)		3,471,913	3,241,375
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)	CAD	1,605,000	887,159
Class G, 5.01% 5/15/44 (e)	CAD	351,000	170,447
Class H, 5.01% 5/15/44 (e)	CAD	235,000	105,780
Class J, 5.01% 5/15/44 (e)	CAD	235,000	94,053
Class K, 5.01% 5/15/44 (e)	CAD	118,000	42,215
Class L, 5.01% 5/15/44 (e)	CAD	421,000	142,675
Class M, 5.01% 5/15/44 (e)	CAD	1,927,737	452,772
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,676,180
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 4.2945% 5/15/23 (d)(e)		$ 3,757,000	$ 3,118,310
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	482,810
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,553,734
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1367% 12/10/35 (d)(e)		1,207,000	1,100,615
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		1,000,000	946,540
Class F, 6.376% 12/15/14 (d)		800,000	738,000
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		930,000	845,305
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,440,380
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (e)		100,569	101,323
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,500,000	2,248,279
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		2,720,000	2,638,825
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,106,886
Class K, 7% 3/15/33 (d)		1,000,000	900,781
Series 1997-C2 Class G, 6.75% 4/15/29 (e)		1,000,000	662,813
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,000,000	919,625
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 4.38% 3/1/20 (d)(e)		2,800,000	2,422,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.7135% 5/12/34 (d)(e)		2,000,000	1,845,177
Class F, 7.1055% 5/12/34 (d)(e)		1,700,000	1,570,902
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,845,448	1,841,903
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (d)		1,350,000	1,282,500
Class I11, 7.72% 7/26/08 (d)		751,000	698,430
Class I12, 7.72% 7/26/08 (d)		750,000	684,375
Class I9, 7.72% 7/26/08 (d)		1,149,200	1,091,740
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	496,826
Class F, 10.813% 5/20/44 (d)		400,000	318,140
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,035,144
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
TERRA LNR I Series 2006 1A, Class E 4.4875% 6/15/17 (d)(e)		$ 373,906	$ 351,472
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,781,940
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 3.3925% 9/15/09 (d)(e)		1,800,000	1,612,867
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 3.2513% 7/15/42 (e)		4,244,113	4,042,823
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (d)(e)		3,000,000	1,242,415
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $57,206,214)			50,097,200
Common Stocks - 12.3%
	Shares
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	126,900	3,843,801
Red Lion Hotels Corp. (a)	101,000	864,560
Starwood Hotels & Resorts Worldwide, Inc.	230,990	11,953,733
		16,662,094
Household Durables - 0.1%
Centex Corp.	78,400	1,898,064
KB Home	79,898	1,975,878
		3,873,942
TOTAL CONSUMER DISCRETIONARY		20,536,036
FINANCIALS - 11.7%
Real Estate Investment Trusts - 11.3%
Acadia Realty Trust (SBI)	123,600	2,984,940
Alexandria Real Estate Equities, Inc.	232,000	21,511,040
AMB Property Corp. (SBI)	51,700	2,813,514
American Campus Communities, Inc.	132,600	3,627,936
Annaly Capital Management, Inc.	818,500	12,539,420
Anworth Mortgage Asset Corp.	500,000	3,065,000
Apartment Investment & Management Co. Class A	527,279	18,881,861
AvalonBay Communities, Inc.	152,100	14,680,692
Boston Properties, Inc.	269,200	24,785,244
BRE Properties, Inc.	163,700	7,458,172
Camden Property Trust (SBI)	29,143	1,462,979
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CapLease, Inc.	379,600	$ 2,949,492
Cedar Shopping Centers, Inc.	74,600	871,328
Corporate Office Properties Trust (SBI)	367,818	12,362,363
Cousins Properties, Inc.	31,300	773,423
Cypress Sharpridge Investments, Inc. (d)	601,250	3,463,200
DCT Industrial Trust, Inc.	1,027,400	10,232,904
Developers Diversified Realty Corp.	451,800	18,921,384
Digital Realty Trust, Inc.	97,600	3,464,800
EastGroup Properties, Inc.	6,600	306,636
Equity Lifestyle Properties, Inc.	54,000	2,665,980
Equity Residential (SBI)	440,700	18,284,643
Federal Realty Investment Trust (SBI)	32,600	2,541,170
General Growth Properties, Inc.	1,118,100	42,677,877
GMH Communities Trust	41,600	361,088
HCP, Inc.	620,200	20,968,962
Healthcare Realty Trust, Inc.	421,091	11,011,530
Highwoods Properties, Inc. (SBI)	739,713	22,982,883
Home Properties, Inc.	431,300	20,698,087
Host Hotels & Resorts, Inc.	731,647	11,647,820
Inland Real Estate Corp.	1,190,800	18,112,068
Kilroy Realty Corp.	223,500	10,976,085
Kimco Realty Corp.	473,420	18,543,861
LaSalle Hotel Properties (SBI)	677,200	19,455,956
LTC Properties, Inc.	47,900	1,231,509
Medical Properties Trust, Inc.	133,200	1,507,824
MFA Mortgage Investments, Inc.	977,200	6,156,360
National Retail Properties, Inc.	28,500	628,425
Nationwide Health Properties, Inc.	56,500	1,906,875
Pennsylvania Real Estate Investment Trust (SBI)	180,200	4,395,078
Post Properties, Inc.	139,700	5,395,214
Potlatch Corp.	14,800	610,796
ProLogis Trust	746,000	43,909,560
Public Storage	508,400	45,054,408
Simon Property Group, Inc.	571,700	53,116,647
SL Green Realty Corp.	291,100	23,715,917
Tanger Factory Outlet Centers, Inc.	431,300	16,592,111
U-Store-It Trust	193,200	2,188,956
UDR, Inc.	222,900	5,465,508
Unibail-Rodamco	14,600	3,756,983
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	350,000	$ 15,718,500
Vornado Realty Trust	287,100	24,750,891
		644,185,900
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	842,500	16,268,678
CB Richard Ellis Group, Inc. Class A (a)	194,800	4,215,472
Meruelo Maddux Properties, Inc.	133,120	338,125
Norwegian Property ASA	284,900	2,461,436
The St. Joe Co.	18,600	798,498
		24,082,209
TOTAL FINANCIALS		668,268,109
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	106,800	2,552,520
Capital Senior Living Corp. (a)	173,000	1,392,650
Emeritus Corp. (a)	396,341	8,267,673
Sun Healthcare Group, Inc. (a)	122,000	1,603,080
		13,815,923
TOTAL COMMON STOCKS (Cost $725,541,690)		702,620,068
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	2,120,640
Lexington Corporate Properties Trust Series C 6.50%	33,800	1,259,050
		3,379,690
Nonconvertible Preferred Stocks - 1.6%
FINANCIALS - 1.6%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	29,325
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Red Lion Hotels Capital Trust 9.50%	138,465	$ 3,461,625
W2007 Grace Acquisition I, Inc. Series B, 8.75%	7,600	104,263
		3,595,213
Insurance - 0.0%
Hilltop Holdings, Inc. Series A, 8.25%	80,700	1,697,928
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	52,200	1,330,056
AMB Property Corp. Series O, 7.00%	1,000	23,500
American Home Mtg Investment Corp.:
Series A, 9.375%	81,500	1,223
Series B, 9.25%	233,544	1,168
Annaly Capital Management, Inc. Series A, 7.875%	190,500	4,000,500
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,718,700
Apartment Investment & Management Co.:
Series G, 9.375%	40,000	979,600
Series T, 8.00%	80,000	1,823,200
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	185,000
AvalonBay Communities, Inc. Series H, 8.70%	2,850	72,618
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	444,000
CapLease, Inc. Series A, 8.125%	20,000	421,000
Cedar Shopping Centers, Inc. 8.875%	15,000	346,800
CenterPoint Properties Trust Series D, 5.377%	5,280	4,224,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,183,800
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,682,744
Series B, 7.50%	43,159	882,602
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	39,300	943,200
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,069,100
Series B, 7.875%	36,100	776,150
Duke Realty LP 8.375%	100,000	2,460,000
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	71,300	641,700
EastGroup Properties, Inc. Series D, 7.95%	85,068	2,054,392
Equity Residential (depositary shares) Series N, 6.48%	1,200	26,316
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	786,000
Glimcher Realty Trust Series F, 8.75%	30,000	559,500
Gramercy Capital Corp. Series A, 8.125%	40,000	730,000
Hersha Hospitality Trust Series A, 8.00%	40,000	840,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HomeBanc Mortgage Corp. Series A, 10.00%	213,315	$ 6,399
Hospitality Properties Trust:
Series B, 8.875%	259,125	6,167,175
Series C, 7.00%	65,000	1,267,500
HRPT Properties Trust Series B, 8.75%	11,666	279,517
Innkeepers USA Trust Series C, 8.00%	198,000	2,475,000
Kimco Realty Corp. Series G, 7.75%	137,000	3,260,600
LaSalle Hotel Properties:
Series E, 8.00%	86,400	1,877,472
Series G, 7.25%	42,640	831,480
LBA Realty Fund II Series B, 7.625%	146,695	2,493,815
Lexington Corporate Properties Trust Series B, 8.05%	60,000	1,275,000
Lexington Realty Trust 7.55%	40,000	756,000
LTC Properties, Inc. Series F, 8.00%	95,800	2,316,444
MFA Mortgage Investments, Inc. Series A, 8.50%	292,800	6,148,800
Mid-America Apartment Communities, Inc. Series H, 8.30%	45,100	1,093,675
Newcastle Investment Corp.:
Series B, 9.75%	151,900	2,172,170
Series D, 8.375%	71,300	873,425
NorthStar Realty Finance Corp. Series A 8.75%	15,000	211,500
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	2,000,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	328,692
Series P, 6.70%	65,000	1,300,650
Public Storage:
Series I, 7.25%	31,655	756,871
Series K, 7.25%	80,000	1,895,200
Series N, 7.00%	40,000	912,000
Realty Income Corp.:
6.75%	4,500	94,995
8.25%	100	2,549
Saul Centers, Inc.:
8.00%	45,000	1,102,500
Series B (depositary shares) 9.00%	20,000	500,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	2,280,000
Series C, 8.25%	60,000	1,117,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc. Series A, 8.00%	15,000	$ 281,250
Taubman Centers, Inc. Series G, 8.00%	20,000	464,600
		81,749,948
Thrifts & Mortgage Finance - 0.1%
Fannie Mae Series S, 8.25%	80,000	1,924,000
Freddie Mac Series Z, 8.375%	80,000	1,952,000
		3,876,000
TOTAL FINANCIALS		90,919,089
TOTAL PREFERRED STOCKS (Cost $121,405,823)		94,298,779
Floating Rate Loans - 0.5%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 6.38% 10/23/08 (e)	$ 1,317,721	1,265,012
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 8.27% 7/31/12 (e)	2,985,000	2,656,650
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 5.09% 10/27/13 (e)	508,578	483,149
Toys 'R' US, Inc. term loan 6.26% 12/9/08 (e)	8,000,000	7,120,000
		7,603,149
TOTAL CONSUMER DISCRETIONARY		11,524,811
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC:
Tranche 2LN, term loan 8.75% 2/27/14 (e)	2,120,000	636,000
Tranche B 1LN, term loan 9% 2/27/13 (e)	3,415,250	2,476,056
		3,112,056
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 5.02% 12/16/10 (e)	1,465,131	1,369,898
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc. Tranche A1, term loan 4.3% 2/24/10 (e)	$ 2,092,105	$ 1,757,368
Spirit Finance Corp. term loan 6.2394% 8/1/13 (e)	1,000,000	740,000
		3,867,266
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 5.33% 1/1/09 (e)	342,567	331,263
Tranche M3, term loan 6.58% 1/1/09 (e)	274,054	265,010
North Las Vegas/Olympia Group Tranche 1, term loan 7.12% 5/9/11 (e)	152,860	117,702
Realogy Corp.:
Tranche B, term loan 7.505% 10/10/13 (e)	2,345,909	1,864,998
Credit-Linked Deposit 7.9663% 10/10/13 (e)	631,591	502,115
Tishman Speyer Properties term loan 4.75% 12/27/12 (e)	460,000	381,800
		3,462,888
TOTAL FINANCIALS		10,442,210
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (e)	1,984,925	1,826,131
HealthSouth Corp. term loan 5.4994% 3/10/13 (e)	1,679,127	1,548,994
Skilled Healthcare Group, Inc. Tranche 1, term loan 5.24% 6/15/12 (e)	982,323	884,091
		4,259,216
TOTAL FLOATING RATE LOANS (Cost $31,021,125)		26,226,237
Commodity-Linked Notes - 9.5%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	5,317,993
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	1,700,000	2,521,891
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 7,500,000	$ 11,992,421
Master Note, one-month U.S. dollar LIBOR minus .10% due 6/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	14,000,000	21,664,697
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	16,000,000	25,951,921
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	9,500,000	16,541,044
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/12/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,500,000	5,705,284
Master Note, one-month U.S. dollar LIBOR minus .10% due 9/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,300,000	4,924,997
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 1/15/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,600,000	8,851,926
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	5,318,193
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/3/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	15,043,515
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	1,700,000	2,522,458
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	6,100,000	9,434,731
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	4,000,000	6,281,726
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	12,000,000	20,558,309
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 6,000,000	$ 10,242,156
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/12/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	8,000,000	13,042,474
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 9/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,170,000	9,928,303
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR due 1/27/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	5,426,470
Medium Term Note, one-month U.S. dollar LIBOR minus .05% due 11/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	6,974,701
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/16/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	16,670,000	26,884,456
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/28/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	8,466,001
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 9/16/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	18,000,000	26,252,211
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 9/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	12,000,000	16,582,515
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 7/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	24,179,529
Note, one-month U.S. dollar LIBOR minus .03% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	9,000,000	13,929,515
Note, one-month U.S. dollar LIBOR minus .05% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	21,840,000	32,945,857
Note, one-month U.S. dollar LIBOR minus .10% due 1/20/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	29,000,000	34,372,960
Note, one-month U.S. dollar LIBOR minus .10% due 1/21/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	20,000,000	22,938,737
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .08% due 11/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 21,500,000	$ 29,983,297
Note, one-month U.S. dollar LIBOR minus .10% due 6/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	6,670,000	9,954,555
Note, one-month U.S. dollar LIBOR minus .10% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	13,700,000	21,512,048
Note, one-month U.S. dollar LIBOR minus .10% due 6/27/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	14,750,000	23,587,573
Note, one-month U.S. dollar LIBOR minus .10% due 7/24/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	10,000,000	17,294,015
Note, one-month U.S. dollar LIBOR minus .10% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	11,954,174
Note, one-month U.S. dollar LIBOR minus .10% due 9/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,300,000	4,927,547
UBS AG Jersey Branch Note, one-month U.S. dollar LIBOR minus .06% due 12/03/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	10,000,000	13,352,400
TOTAL COMMODITY-LINKED NOTES (Cost $380,500,000)		547,362,600
Fixed-Income Funds - 36.3%
	Shares
Fidelity Floating Rate Central Fund (f)	15,409,246	1,369,419,692
Fidelity Ultra-Short Central Fund (f)	8,677,443	714,066,784
TOTAL FIXED-INCOME FUNDS (Cost $2,352,817,172)		2,083,486,476
Preferred Securities - 0.0%
	Principal Amount (c)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,200,000	$ 1,200
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	198,046
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	1,650,000	132,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	22,000
TOTAL PREFERRED SECURITIES (Cost $7,436,685)		353,246
Cash Equivalents - 6.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $341,955,000)	$ 341,968,903	341,955,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $5,775,619,904)		5,689,645,807
NET OTHER ASSETS - 0.8%		47,357,857
NET ASSETS - 100%		$ 5,737,003,664
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 30.5 basis points with Goldman Sachs	April 2010	$ 20,000,000	$ 1,355,021
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	50,000,000	5,983,326
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	25,000,000	2,923,285
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 31 basis points with Deutsche Bank	Jan. 2010	8,000,000	388,687
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	1,717,593
		$ 123,000,000	$ 12,367,912
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $618,069,845 or 10.8% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$341,955,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 234,034,112
Barclays Capital, Inc.	796,307
Lehman Brothers, Inc.	107,124,581
$ 341,955,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 42,968,525
Fidelity Ultra-Short Central Fund	20,142,208
Total	$ 63,110,733
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,018,434,899	$ 445,844,628	$ -	$ 1,369,419,692	56.9%
Fidelity Ultra- Short Central Fund	895,447,227	20,993,399	87,658,426	714,066,784	10.7%
Total	$ 1,913,882,126	$ 466,838,027	$ 87,658,426	$ 2,083,486,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $341,955,000) - See accompanying schedule: Unaffiliated issuers (cost $3,422,802,732)	$ 3,606,159,331
Fidelity Central Funds (cost $2,352,817,172)	2,083,486,476
Total Investments (cost $5,775,619,904)		$ 5,689,645,807
Foreign currency held at value (cost $24,301)		24,301
Receivable for investments sold		1,380,538
Receivable for fund shares sold		12,162,037
Dividends receivable		3,237,757
Interest receivable		21,211,037
Distributions receivable from Fidelity Central Funds		10,336,714
Swap agreements, at value		12,367,912
Prepaid expenses		10,666
Other receivables		26,156
Total assets		5,750,402,925

Liabilities
Payable to custodian bank	$ 42,211
Payable for investments purchased	6,290,563
Payable for fund shares redeemed	3,445,630
Accrued management fee	2,707,558
Distribution fees payable	44,349
Other affiliated payables	756,266
Other payables and accrued expenses	112,684
Total liabilities		13,399,261

Net Assets		$ 5,737,003,664
Net Assets consist of:
Paid in capital		$ 5,684,550,173
Undistributed net investment income		77,074,523
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,001,855
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(73,622,887)
Net Assets		$ 5,737,003,664

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,904,888 ÷ 4,111,573 shares)	$ 10.19

Maximum offering price per share (100/96.00 of $10.19)	$ 10.61
Class T: Net Asset Value and redemption price per share ($25,845,511 ÷ 2,534,653 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.63
Class B: Net Asset Value and offering price per share ($7,611,162 ÷ 748,235 shares)A	$ 10.17

Class C: Net Asset Value and offering price per share ($32,156,529 ÷ 3,168,332 shares)A	$ 10.15

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($5,157,740,577 ÷ 504,785,514 shares)	$ 10.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($471,744,997 ÷ 46,225,651 shares)	$ 10.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2008

Investment Income
Dividends		$ 12,374,547
Interest		60,241,695
Income from Fidelity Central Funds		63,110,733
Total income		135,726,975

Expenses
Management fee	$ 14,755,041
Transfer agent fees	3,494,661
Distribution fees	233,130
Accounting fees and expenses	687,836
Custodian fees and expenses	39,405
Independent trustees' compensation	10,173
Registration fees	78,496
Audit	69,158
Legal	11,083
Miscellaneous	13,714
Total expenses before reductions	19,392,697
Expense reductions	(183,841)	19,208,856
Net investment income		116,518,119
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,036,191
Fidelity Central Funds	(11,166,789)
Foreign currency transactions	(16,681)
Swap agreements	(770,205)
Total net realized gain (loss)		73,082,516
Change in net unrealized appreciation (depreciation) on: Investment securities	(58,680,164)
Assets and liabilities in foreign currencies	(1,254)
Swap agreements	8,927,211
Total change in net unrealized appreciation (depreciation)		(49,754,207)
Net gain (loss)		23,328,309
Net increase (decrease) in net assets resulting from operations		$ 139,846,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 116,518,119	$ 193,849,132
Net realized gain (loss)	73,082,516	10,736,125
Change in net unrealized appreciation (depreciation)	(49,754,207)	5,182,233
Net increase (decrease) in net assets resulting from operations	139,846,428	209,767,490
Distributions to shareholders from net investment income	(109,103,539)	(154,695,840)
Distributions to shareholders from net realized gain	(35,964,382)	-
Total distributions	(145,067,921)	(154,695,840)
Share transactions - net increase (decrease)	1,131,729,746	1,662,415,864
Redemption fees	50,002	56,510
Total increase (decrease) in net assets	1,126,558,255	1,717,544,024

Net Assets
Beginning of period	4,610,445,409	2,892,901,385
End of period (including undistributed net investment income of $77,074,523 and undistributed net investment income of $69,659,943, respectively)	$ 5,737,003,664	$ 4,610,445,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.212	.473	.524	.031
Net realized and unrealized gain (loss)	.033	.077	(.329)	.119
Total from investment operations	.245	.550	.195	.150
Distributions from net investment income	(.215)	(.400)	(.266)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.285)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 10.19	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	2.47%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02% A	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.02% A	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.02% A	1.01%	.99%	1.00% A
Net investment income	4.19% A	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,905	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.214	.476	.517	.030
Net realized and unrealized gain (loss)	.029	.082	(.325)	.120
Total from investment operations	.243	.558	.192	.150
Distributions from net investment income	(.213)	(.398)	(.263)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.283)	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 10.20	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	2.44%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.00% A	1.00%	1.05%	1.10% A
Net investment income	4.21% A	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,846	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.178	.405	.450	.025
Net realized and unrealized gain (loss)	.032	.072	(.318)	.115
Total from investment operations	.210	.477	.132	.140
Distributions from net investment income	(.180)	(.327)	(.213)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.250)	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 10.17	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	2.11%	4.81%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.69% A	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.69% A	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.69% A	1.69%	1.73%	1.75% A
Net investment income	3.52% A	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,611	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.172	.392	.437	.024
Net realized and unrealized gain (loss)	.033	.080	(.323)	.116
Total from investment operations	.205	.472	.114	.140
Distributions from net investment income	(.175)	(.322)	(.215)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.245)	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 10.15	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	2.07%	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79% A	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.79% A	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.79% A	1.81%	1.84%	1.85% A
Net investment income	3.42% A	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,157	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.227	.504	.544	.028
Net realized and unrealized gain (loss)	.032	.079	(.317)	.122
Total from investment operations	.259	.583	.227	.150
Distributions from net investment income	(.229)	(.423)	(.278)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.299)	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	- I	.001	- I
Net asset value, end of period	$ 10.22	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	2.60%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.73% A	.74%	.80%	.85% A
Expenses net of all reductions	.73% A	.73%	.79%	.85% A
Net investment income	4.49% A	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,157,741	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.225	.500	.540	.032
Net realized and unrealized gain (loss)	.034	.081	(.321)	.118
Total from investment operations	.259	.581	.219	.150
Distributions from net investment income	(.229)	(.421)	(.280)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.299)	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	- I	.001	- I
Net asset value, end of period	$ 10.21	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	2.56%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.76% A	.76%	.82%	.85% A
Expenses net of all reductions	.75% A	.75%	.82%	.85% A
Net investment income	4.46% A	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 471,745	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	31% A	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Actual prices received at disposition may differ. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 327,276,064
Unrealized depreciation	(421,067,613)
Net unrealized appreciation (depreciation)	$ (92,791,549)
Cost for federal income tax purposes	$ 5,782,437,356

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,084,747,511 and $347,978,268, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 39,677	$ 2,920
Class T	0%	.25%	32,426	-
Class B	.65%	.25%	30,880	26,706
Class C	.75%	.25%	130,147	51,560
			$ 233,130	$ 81,186

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,018
Class T	1,620
Class B*	1,791
Class C*	1,747
$ 12,176

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Strategic Real Return. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 26,364.17
Class T	19,181.15
Class B	6,498.19
Class C	24,898.19
Strategic Real Return	3,104,648.13
Institutional Class	313,072.16
	$ 3,494,661

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,324 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6,160 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $695 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized

Semiannual Report

Notes to Financial Statements - continued

8. Expense Reductions - continued

as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18,160. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 157,266
Institutional Class	7,720
$ 164,986

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 18% and 18%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 70% of the total outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007
From net investment income
Class A	$ 583,464	$ 674,103
Class T	558,546	1,077,399
Class B	119,522	206,126
Class C	424,332	630,103
Strategic Real Return	99,350,133	143,056,854
Institutional Class	8,067,542	9,051,255
Total	$ 109,103,539	$ 154,695,840
From net realized gain
Class A	$ 209,617	$ -
Class T	175,882	-
Class B	46,275	-
Class C	174,156	-
Strategic Real Return	32,442,296	-
Institutional Class	2,916,156	-
Total	$ 35,964,382	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007	Six months ended March 31, 2008	Year ended September 30, 2007
Class A
Shares sold	1,927,120	1,427,519	$ 19,590,600	$ 14,527,296
Reinvestment of distributions	70,122	58,083	700,563	588,755
Shares redeemed	(368,050)	(325,840)	(3,731,882)	(3,306,878)
Net increase (decrease)	1,629,192	1,159,762	$ 16,559,281	$ 11,809,173
Class T
Shares sold	259,145	1,276,798	$ 2,635,957	$ 13,058,673
Reinvestment of distributions	70,613	102,719	707,175	1,040,978
Shares redeemed	(502,149)	(937,075)	(5,086,833)	(9,489,158)
Net increase (decrease)	(172,391)	442,442	$ (1,743,701)	$ 4,610,493

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007	Six months ended March 31, 2008	Year ended September 30, 2007
Class B
Shares sold	128,298	156,686	$ 1,306,268	$ 1,592,804
Reinvestment of distributions	14,770	18,339	147,690	185,609
Shares redeemed	(63,411)	(103,224)	(640,258)	(1,044,310)
Net increase (decrease)	79,657	71,801	$ 813,700	$ 734,103
Class C
Shares sold	948,357	1,060,968	$ 9,677,267	$ 10,794,640
Reinvestment of distributions	52,647	53,952	525,259	545,361
Shares redeemed	(204,867)	(388,639)	(2,062,743)	(3,949,274)
Net increase (decrease)	796,137	726,281	$ 8,139,783	$ 7,390,727
Strategic Real Return
Shares sold	97,730,545	155,158,437	$ 988,977,590	$ 1,582,299,618
Reinvestment of distributions	13,028,652	13,907,648	130,489,728	141,217,832
Shares redeemed	(16,796,203)	(25,104,410)	(170,265,223)	(255,135,649)
Net increase (decrease)	93,962,994	143,961,675	$ 949,202,095	$ 1,468,381,801
Institutional Class
Shares sold	19,447,307	17,842,371	$ 196,011,936	$ 182,066,109
Reinvestment of distributions	1,081,173	876,168	10,807,408	8,891,699
Shares redeemed	(4,739,522)	(2,104,850)	(48,060,756)	(21,468,241)
Net increase (decrease)	15,788,958	16,613,689	$ 158,758,588	$ 169,489,567

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of March 31, 2008, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2008 and for the year ended September 30, 2007, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2008 and for the year ended September 30, 2007, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 23, 2008

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

ARRSI-USAN-0508
1.814975.102

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008